JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — 55.5%
FHLMC
Pool # 645242, ARM, 4.38%, 1/1/2030(a)	5		5
Pool # 781087, ARM, 3.98%, 12/1/2033(a)	64		65
Pool # 1B1665, ARM, 3.64%, 4/1/2034(a)	33		34
Pool # 782979, ARM, 3.88%, 1/1/2035(a)	75		78
Pool # 1B2844, ARM, 3.58%, 3/1/2035(a)	39		39
Pool # 1Q0007, ARM, 4.01%, 12/1/2035(a)	51		52
Pool # 972200, ARM, 3.77%, 3/1/2036(a)	62		62
Pool # 1J1380, ARM, 4.62%, 3/1/2036(a)	46		49
Pool # 1H2618, ARM, 4.26%, 5/1/2036(a)	41		43
Pool # 1G2557, ARM, 4.13%, 6/1/2036(a)	126		134
Pool # 1A1085, ARM, 3.57%, 8/1/2036(a)	70		72
Pool # 1Q0105, ARM, 4.34%, 9/1/2036(a)	49		52
Pool # 1A1096, ARM, 3.36%, 10/1/2036(a)	124		129
Pool # 1N0249, ARM, 3.51%, 10/1/2036(a)	18		19
Pool # 1B7163, ARM, 3.94%, 10/1/2036(a)	3		3
Pool # 1J1348, ARM, 4.21%, 10/1/2036(a)	113		114
Pool # 1G2671, ARM, 3.65%, 11/1/2036(a)	68		70
Pool # 1J1378, ARM, 3.76%, 11/1/2036(a)	76		79
Pool # 1Q0737, ARM, 4.07%, 11/1/2036(a)	72		73
Pool # 782760, ARM, 4.33%, 11/1/2036(a)	140		147
Pool # 1G1386, ARM, 3.93%, 12/1/2036(a)	26		28
Pool # 1J1516, ARM, 3.70%, 2/1/2037(a)	22		23
Pool # 1J0282, ARM, 3.88%, 2/1/2037(a)	43		44
Pool # 1G1555, ARM, 4.09%, 2/1/2037(a)	30		32
Pool # 1J1543, ARM, 4.36%, 2/1/2037(a)	12		12
Pool # 1Q0739, ARM, 3.75%, 3/1/2037(a)	125		130
Pool # 1Q0697, ARM, 3.38%, 5/1/2037(a)	60		62
Pool # 1B3485, ARM, 4.53%, 7/1/2037(a)	15		15
Pool # 1G2229, ARM, 4.22%, 9/1/2037(a)	40		41
Pool # 1K0134, ARM, 4.49%, 10/1/2037(a)	16		16
Pool # 1Q0722, ARM, 4.15%, 4/1/2038(a)	45		48
Pool # 1Q0789, ARM, 3.87%, 5/1/2038(a)	25		25
FHLMC Gold Pools, 15 Year
Pool # G13753, 5.50%, 2/1/2021	—	(b)	—	(b)
Pool # G13073, 6.00%, 7/1/2021	1		1
Pool # G13012, 6.00%, 3/1/2022	—	(b)	—	(b)
Pool # G12825, 6.50%, 3/1/2022	5		5
Pool # G12978, 5.50%, 12/1/2022	58		61
FHLMC Gold Pools, 20 Year
Pool # C91042, 5.50%, 5/1/2027	285		314
Pool # C91158, 6.50%, 1/1/2028	230		259
Pool # C91180, 5.50%, 3/1/2028	106		117
Pool # D98938, 4.00%, 2/1/2032	764		825
FHLMC Gold Pools, 30 Year
Pool # D53146, 6.50%, 5/1/2024	1		1
Pool # C18115, 6.00%, 11/1/2028	1		1
Pool # C00701, 6.50%, 1/1/2029	26		29
Pool # G03029, 6.00%, 10/1/2029	49		54
Pool # C68485, 7.00%, 7/1/2032	20		22
Pool # G01448, 7.00%, 8/1/2032	35		41
Pool # C75791, 5.50%, 1/1/2033	112		130
Pool # C01735, 4.00%, 10/1/2033	61		65
Pool # A13625, 5.50%, 10/1/2033	281		328
Pool # A16253, 6.00%, 11/1/2033	29		32
Pool # A16843, 6.00%, 12/1/2033	66		74
Pool # A24712, 6.50%, 7/1/2034	54		60
Pool # A28796, 6.50%, 11/1/2034	102		121
Pool # A46417, 7.00%, 4/1/2035	256		311

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # A46987, 5.50%, 7/1/2035	557		640
Pool # A80290, 5.00%, 11/1/2035	616		707
Pool # G05713, 6.50%, 12/1/2035	515		597
Pool # A54679, 6.50%, 6/1/2036	35		41
Pool # C02637, 7.00%, 10/1/2036	150		177
Pool # C02660, 6.50%, 11/1/2036	95		111
Pool # G04077, 6.50%, 3/1/2038	154		182
Pool # G05190, 7.50%, 9/1/2038	25		29
Pool # C03466, 5.50%, 3/1/2040	151		172
Pool # A93511, 5.00%, 8/1/2040	1,495		1,712
Pool # G06493, 4.50%, 5/1/2041	1,976		2,199
Pool # G60039, 3.00%, 4/1/2043	6,689		7,160
Pool # G60105, 5.00%, 6/1/2044	3,000		3,433
Pool # Q37784, 3.50%, 12/1/2045	1,840		1,976
Pool # Q39412, 3.50%, 3/1/2046	1,516		1,628
Pool # Q40797, 3.50%, 5/1/2046	2,423		2,596
Pool # Q40922, 3.50%, 6/1/2046	1,164		1,247
Pool # Q42079, 3.50%, 7/1/2046	1,885		2,017
Pool # Q61709, 4.50%, 2/1/2049	4,152		4,487
Pool # Q62088, 4.50%, 2/1/2049	1,091		1,214
FHLMC Gold Pools, Other
Pool # G80208, Class 360, 10.50%, 7/20/2021	—	(b)	—	(b)
Pool # G20027, 10.00%, 10/1/2030	11		12
Pool # B90491, 7.50%, 1/1/2032	159		183
Pool # U80047, 4.00%, 9/1/2032	738		795
Pool # U80068, 3.50%, 10/1/2032	758		816
Pool # U80125, 3.50%, 1/1/2033	1,645		1,769
Pool # U80173, 3.50%, 1/1/2033	1,786		1,922
Pool # U80265, 3.50%, 4/1/2033	2,195		2,362
Pool # L10221, 6.00%, 1/1/2034	45		48
Pool # L10224, 6.00%, 12/1/2034	121		131
Pool # H00158, 6.00%, 4/1/2036	215		227
Pool # L10291, 6.50%, 11/1/2036	304		355
Pool # P51353, 6.50%, 11/1/2036	124		141
Pool # P50595, 6.50%, 12/1/2036	452		527
Pool # P51361, 6.50%, 12/1/2036	104		125
Pool # G20028, 7.50%, 12/1/2036	182		208
Pool # G80365, 6.50%, 10/17/2038	157		183
Pool # U90690, 3.50%, 6/1/2042	6,463		7,000
Pool # U90975, 4.00%, 6/1/2042	3,818		4,175
Pool # T65101, 4.00%, 10/1/2042	925		970
Pool # U90378, 4.00%, 11/1/2042	5,449		5,964
Pool # U90542, 4.00%, 12/1/2042	2,594		2,838
Pool # U91449, 4.00%, 5/1/2043	4,835		5,296
Pool # U99051, 3.50%, 6/1/2043	979		1,061
Pool # U99134, 4.00%, 1/1/2046	2,650		2,899
Pool # U69030, 4.50%, 1/1/2046	2,134		2,360
Pool # U69039, 4.00%, 2/1/2046	4,602		5,034
FHLMC UMBS, 30 Year
Pool # RA1617, 3.50%, 8/1/2049	6,450		6,803
Pool # RA1623, 4.00%, 9/1/2049	5,670		6,118
Pool # QA5403, 4.00%, 11/1/2049	1,187		1,295
Pool # QA5096, 4.00%, 12/1/2049	6,170		6,622
Pool # QA5982, 4.00%, 12/1/2049	1,073		1,170
Pool # RA2008, 4.00%, 1/1/2050	7,761		8,454
Pool # QA7351, 3.00%, 2/1/2050	670		708
Pool # RA2272, 3.50%, 2/1/2050	29,489		31,986
Pool # QA9332, 2.50%, 5/1/2050	8,692		9,025
FNMA
Pool # 54844, ARM, 2.70%, 9/1/2027(a)	3		3

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 303532, ARM, 4.05%, 3/1/2029(a)	9		9
Pool # 555258, ARM, 3.28%, 1/1/2033(a)	93		94
Pool # 722421, ARM, 3.29%, 7/1/2033(a)	20		20
Pool # 686040, ARM, 3.85%, 7/1/2033(a)	91		92
Pool # 746299, ARM, 4.06%, 9/1/2033(a)	63		66
Pool # 743546, ARM, 3.49%, 11/1/2033(a)	146		147
Pool # 749923, ARM, 3.90%, 11/1/2033(a)	4		4
Pool # 766610, ARM, 3.71%, 1/1/2034(a)	43		44
Pool # 735648, ARM, 3.67%, 2/1/2034(a)	63		64
Pool # 770377, ARM, 3.11%, 4/1/2034(a)	45		45
Pool # 751531, ARM, 2.71%, 5/1/2034(a)	59		59
Pool # 778908, ARM, 2.55%, 6/1/2034(a)	41		41
Pool # 800422, ARM, 3.07%, 8/1/2034(a)	258		261
Pool # 735332, ARM, 3.86%, 8/1/2034(a)	75		78
Pool # 793062, ARM, 4.14%, 8/1/2034(a)	50		50
Pool # 790964, ARM, 3.84%, 9/1/2034(a)	28		28
Pool # 735740, ARM, 3.18%, 10/1/2034(a)	74		75
Pool # 794797, ARM, 3.47%, 10/1/2034(a)	68		70
Pool # 803594, ARM, 3.56%, 10/1/2034(a)	51		52
Pool # 803599, ARM, 3.67%, 10/1/2034(a)	90		91
Pool # 896463, ARM, 4.44%, 10/1/2034(a)	146		152
Pool # 810896, ARM, 3.03%, 1/1/2035(a)	572		588
Pool # 816594, ARM, 3.42%, 2/1/2035(a)	22		22
Pool # 745862, ARM, 3.49%, 4/1/2035(a)	101		102
Pool # 735539, ARM, 3.67%, 4/1/2035(a)	212		222
Pool # 821378, ARM, 2.14%, 5/1/2035(a)	86		86
Pool # 823660, ARM, 2.88%, 5/1/2035(a)	48		49
Pool # 821179, ARM, 3.39%, 5/1/2035(a)	15		15
Pool # 745766, ARM, 3.73%, 6/1/2035(a)	49		50
Pool # 832801, ARM, 3.73%, 9/1/2035(a)	60		62
Pool # 849251, ARM, 3.66%, 1/1/2036(a)	59		61
Pool # 920843, ARM, 4.26%, 3/1/2036(a)	888		940
Pool # 872825, ARM, 4.21%, 6/1/2036(a)	148		156
Pool # 892868, ARM, 4.39%, 7/1/2036(a)	59		60
Pool # 886558, ARM, 4.11%, 8/1/2036(a)	49		52
Pool # 920547, ARM, 3.35%, 9/1/2036(a)	135		139
Pool # 894239, ARM, 3.97%, 10/1/2036(a)	47		47
Pool # 900191, ARM, 4.33%, 10/1/2036(a)	61		62
Pool # 902818, ARM, 3.75%, 11/1/2036(a)	13		13
Pool # 902955, ARM, 3.86%, 12/1/2036(a)	37		38
Pool # 905189, ARM, 3.94%, 12/1/2036(a)	23		23
Pool # 995919, ARM, 4.00%, 7/1/2037(a)	141		147
Pool # 938346, ARM, 4.34%, 7/1/2037(a)	27		27
Pool # AD0085, ARM, 3.77%, 11/1/2037(a)	76		79
Pool # AD0179, ARM, 4.17%, 12/1/2037(a)	63		66
Pool # 966946, ARM, 3.79%, 1/1/2038(a)	17		17
FNMA UMBS, 15 Year
Pool # 826493, 5.00%, 7/1/2020	1		1
Pool # 735911, 6.50%, 8/1/2020	1		1
Pool # 995886, 6.00%, 4/1/2021	—	(b)	—	(b)
Pool # 938569, 6.00%, 7/1/2021	1		1
Pool # AD0142, 6.00%, 8/1/2021	2		3
Pool # 888834, 6.50%, 4/1/2022	6		7
Pool # 995428, 5.50%, 11/1/2023	20		21
Pool # 995456, 6.50%, 2/1/2024	66		70
Pool # AD0133, 5.00%, 8/1/2024	57		60
Pool # AX7598, 3.00%, 1/1/2030	2,823		2,996
FNMA UMBS, 20 Year
Pool # 254002, 7.50%, 9/1/2021	2		2

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 254305, 6.50%, 5/1/2022	20	22
Pool # 555791, 6.50%, 12/1/2022	25	28
Pool # 889889, 6.50%, 7/1/2024	19	22
Pool # 257055, 6.50%, 12/1/2027	96	109
Pool # AE0049, 6.00%, 9/1/2029	95	106
Pool # MA0602, 3.50%, 12/1/2030	1,096	1,156
Pool # AP3582, 3.50%, 8/1/2032	1,707	1,831
Pool # AL6238, 4.00%, 1/1/2035	1,821	1,990
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	27	30
Pool # 695533, 8.00%, 6/1/2027	13	14
Pool # 756020, 8.50%, 12/1/2027	12	12
Pool # 527285, 7.00%, 11/1/2028	7	8
Pool # 755973, 8.00%, 11/1/2028	102	119
Pool # 455759, 6.00%, 12/1/2028	20	22
Pool # 776702, 4.50%, 5/1/2029	14	15
Pool # 889020, 6.50%, 11/1/2029	116	131
Pool # 567036, 8.50%, 2/1/2030	31	33
Pool # 598559, 6.50%, 8/1/2031	32	38
Pool # 613000, 7.00%, 11/1/2031	26	27
Pool # 610591, 7.00%, 1/1/2032	51	59
Pool # 788150, 6.00%, 3/1/2032	24	27
Pool # 649734, 7.00%, 6/1/2032	30	32
Pool # 668825, 7.00%, 8/1/2032	10	10
Pool # 682078, 5.50%, 11/1/2032	234	272
Pool # 668562, 6.00%, 12/1/2032	44	49
Pool # 675555, 6.00%, 12/1/2032	26	29
Pool # AL0045, 6.00%, 12/1/2032	249	286
Pool # 357363, 5.50%, 3/1/2033	370	425
Pool # 674349, 6.00%, 3/1/2033	16	18
Pool # 688625, 6.00%, 3/1/2033	28	32
Pool # 688655, 6.00%, 3/1/2033	30	33
Pool # 695584, 6.00%, 3/1/2033	8	9
Pool # 702901, 6.00%, 5/1/2033	221	257
Pool # 695403, 5.00%, 6/1/2033	141	161
Pool # 995656, 7.00%, 6/1/2033	195	233
Pool # 723852, 5.00%, 7/1/2033	66	75
Pool # 729296, 5.00%, 7/1/2033	161	183
Pool # 726912, 4.00%, 8/1/2033	8	8
Pool # 753696, 4.00%, 8/1/2033	26	28
Pool # 729379, 6.00%, 8/1/2033	28	31
Pool # 726914, 6.50%, 8/1/2033	13	15
Pool # 737825, 6.00%, 9/1/2033	40	45
Pool # AA7943, 4.00%, 10/1/2033	428	479
Pool # 750977, 4.50%, 11/1/2033	48	53
Pool # 725017, 5.50%, 12/1/2033	346	404
Pool # 759424, 5.50%, 1/1/2034	79	92
Pool # 751182, 5.50%, 3/1/2034	63	74
Pool # 751341, 5.50%, 3/1/2034	19	22
Pool # 767378, 5.50%, 3/1/2034	39	44
Pool # 776565, 4.00%, 4/1/2034	384	414
Pool # AC1317, 4.50%, 9/1/2034	314	345
Pool # 820347, 5.00%, 9/1/2035	64	74
Pool # 745281, 6.00%, 1/1/2036	48	55
Pool # 888417, 6.50%, 1/1/2036	100	114
Pool # 833629, 7.00%, 3/1/2036	29	33
Pool # 893268, 6.50%, 8/1/2036	69	77
Pool # 833657, 7.50%, 8/1/2036	18	21
Pool # AA0922, 6.00%, 9/1/2036	276	319

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 878225, 6.50%, 10/1/2036	108	128
Pool # 985683, 8.00%, 10/1/2036	94	113
Pool # 888476, 7.50%, 5/1/2037	59	75
Pool # 945870, 6.50%, 8/1/2037	62	71
Pool # 946338, 7.00%, 9/1/2037	43	52
Pool # 888707, 7.50%, 10/1/2037	132	161
Pool # 889883, 6.50%, 3/1/2038	113	130
Pool # AC9081, 6.50%, 9/1/2038	171	209
Pool # 909236, 7.00%, 9/1/2038	363	440
Pool # 934591, 7.00%, 10/1/2038	68	85
Pool # AB2869, 6.00%, 11/1/2038	291	338
Pool # 995504, 7.50%, 11/1/2038	43	54
Pool # 257510, 7.00%, 12/1/2038	175	215
Pool # AD0753, 7.00%, 1/1/2039	321	386
Pool # 890661, 7.00%, 2/1/2039	1,621	1,928
Pool # AD0780, 7.50%, 4/1/2039	655	876
Pool # AD6377, 5.50%, 5/1/2040	183	210
Pool # AD4951, 5.00%, 7/1/2040	2,793	3,205
Pool # BM5364, 4.00%, 4/1/2042	3,267	3,605
Pool # AL6839, 5.00%, 4/1/2042	1,826	2,078
Pool # AR8128, 3.50%, 3/1/2043	1,930	2,096
Pool # AL8256, 3.00%, 8/1/2043	3,989	4,341
Pool # AZ8089, 4.00%, 7/1/2045	1,996	2,170
Pool # BA2343, 4.00%, 9/1/2045	4,215	4,575
Pool # BC9441, 3.50%, 4/1/2046	535	577
Pool # BC6982, 4.00%, 4/1/2046	3,210	3,482
Pool # BD0299, 3.50%, 5/1/2046	737	794
Pool # BC1249, 3.50%, 6/1/2046	647	691
Pool # BD1243, 3.50%, 6/1/2046	911	977
Pool # BD3066, 3.50%, 7/1/2046	2,233	2,394
Pool # BD3088, 3.50%, 7/1/2046	802	858
Pool # BD5248, 3.50%, 8/1/2046	3,108	3,343
Pool # BD7764, 3.50%, 9/1/2046	1,999	2,142
Pool # BE5870, 3.50%, 1/1/2047	4,989	5,388
Pool # BH4665, 4.00%, 6/1/2047	7,246	7,922
Pool # BH7626, 4.00%, 8/1/2047	3,010	3,231
Pool # BM3500, 4.00%, 9/1/2047	3,899	4,336
Pool # BJ1778, 4.50%, 10/1/2047	1,555	1,690
Pool # BM3044, 4.00%, 11/1/2047	4,507	4,947
Pool # BE8351, 4.00%, 2/1/2048	2,575	2,755
Pool # BM3455, 4.50%, 2/1/2048	3,572	4,022
Pool # BK7006, 4.50%, 6/1/2048	1,666	1,810
Pool # BD9084, 4.50%, 7/1/2048	2,240	2,515
Pool # CA4662, 3.50%, 9/1/2048	3,798	4,148
Pool # 890863, 5.00%, 9/1/2048	4,469	5,044
Pool # BN1829, 4.50%, 10/1/2048	3,940	4,308
Pool # BN4960, 5.00%, 12/1/2048	1,869	2,043
Pool # BM5430, 5.00%, 1/1/2049	5,521	6,258
Pool # BN5013, 5.00%, 1/1/2049	4,353	4,934
Pool # BN6788, 4.50%, 2/1/2049	1,735	1,873
Pool # BK0317, 4.00%, 3/1/2049	3,807	4,081
Pool # BO0719, 5.00%, 6/1/2049	1,872	2,119
Pool # BO0721, 5.00%, 6/1/2049	3,655	4,111
Pool # BO0722, 5.00%, 6/1/2049	2,779	3,118
Pool # BO4280, 4.00%, 7/1/2049	6,760	7,316
Pool # BN8529, 4.50%, 7/1/2049	996	1,094
Pool # BO3436, 4.50%, 7/1/2049	4,450	4,956
Pool # BO0718, 5.00%, 7/1/2049	2,336	2,662

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # BO0720, 5.00%, 7/1/2049	2,955		3,336
Pool # BO2496, 5.00%, 7/1/2049	3,695		4,211
Pool # BO2497, 5.00%, 7/1/2049	4,249		4,836
Pool # BO2498, 5.00%, 7/1/2049	5,063		5,733
Pool # BO2499, 5.00%, 7/1/2049	1,444		1,633
Pool # BO3408, 5.00%, 7/1/2049	1,402		1,530
Pool # BO3999, 4.00%, 8/1/2049	3,798		4,080
Pool # BO1036, 4.50%, 8/1/2049	1,230		1,327
Pool # BO2495, 5.00%, 8/1/2049	3,708		4,248
Pool # BK8769, 3.50%, 10/1/2049	5,822		6,143
Pool # CA4363, 4.00%, 10/1/2049	6,708		7,166
Pool # BO2888, 4.00%, 11/1/2049	4,693		5,024
Pool # BO4387, 4.00%, 11/1/2049	3,507		3,768
Pool # BP1125, 4.00%, 12/1/2049	1,114		1,213
Pool # FM2526, 4.00%, 12/1/2049(c)	6,464		7,039
Pool # BP1128, 4.00%, 1/1/2050	1,510		1,636
Pool # BP1132, 4.00%, 1/1/2050	1,871		2,074
Pool # BP1141, 4.00%, 1/1/2050	965		1,032
Pool # BP1847, 4.50%, 1/1/2050	2,000		2,245
Pool # BP6363, 3.00%, 4/1/2050	9,000		9,502
Pool # BP5296, 3.50%, 4/1/2050	5,822		6,363
Pool # BP7684, 2.50%, 5/1/2050	5,334		5,539
Pool # BP7685, 2.50%, 5/1/2050	5,946		6,203
Pool # CA5729, 3.00%, 5/1/2050	15,285		16,108
Pool # BP4091, 2.50%, 6/1/2050(c)	8,000		8,323
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	15		17
Pool # 252155, 7.00%, 10/1/2028	33		37
Pool # 252334, 6.50%, 2/1/2029	94		105
Pool # 252409, 6.50%, 3/1/2029	89		100
Pool # 253275, 8.50%, 3/1/2030	1		1
Pool # 535442, 8.50%, 6/1/2030	2		2
Pool # 653815, 7.00%, 2/1/2033	20		21
Pool # 752786, 6.00%, 9/1/2033	39		44
Pool # 954255, 6.50%, 8/1/2037	687		790
Pool # 931717, 6.50%, 8/1/2039	313		358
Pool # CA3030, 4.50%, 1/1/2049	10,433		11,561
Pool # CA4047, 4.00%, 8/1/2049	11,530		12,435
Pool # CA4520, 3.50%, 11/1/2049	7,203		7,773
FNMA, Other
Pool # FN0022, 3.51%, 12/1/2020(a)	379		384
Pool # 466689, 3.59%, 12/1/2020	660		661
Pool # FN0003, 4.33%, 1/1/2021(a)	418		420
Pool # 467278, 4.35%, 2/1/2021	1,771		1,785
Pool # 467344, 4.48%, 2/1/2021	1,721		1,734
Pool # 468243, 3.97%, 6/1/2021	2,177		2,212
Pool # 468237, 4.02%, 6/1/2021	3,000		3,049
Pool # 468066, 4.30%, 6/1/2021	1,340		1,374
Pool # 468102, 4.34%, 6/1/2021	9,000		9,163
Pool # 458063, 9.16%, 6/15/2021	—	(b)	—	(b)
Pool # 468614, 3.86%, 7/1/2021	2,119		2,155
Pool # 468667, 3.94%, 7/1/2021	4,000		4,100
Pool # 468665, 3.97%, 7/1/2021	3,020		3,075
Pool # 468564, 4.06%, 7/1/2021	2,819		2,873
Pool # 468128, 4.33%, 7/1/2021	1,139		1,162
Pool # 468699, 4.05%, 8/1/2021	2,780		2,838
Pool # AM6602, 2.63%, 9/1/2021	600		609
Pool # AM7314, 2.63%, 11/1/2021	2,000		2,044
Pool # 469552, 3.43%, 11/1/2021	2,224		2,273
Pool # 469873, 3.03%, 12/1/2021	6,889		7,030

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 470324, 3.03%, 1/1/2022	3,865	3,950
Pool # 470166, 3.09%, 1/1/2022	6,370	6,514
Pool # 470302, 3.13%, 1/1/2022	1,681	1,721
Pool # 470350, 3.24%, 1/1/2022	4,462	4,572
Pool # 470546, 2.99%, 2/1/2022	2,020	2,067
Pool # 470202, 3.14%, 2/1/2022	2,528	2,592
Pool # 470622, 2.75%, 3/1/2022	768	788
Pool # 923803, 5.00%, 4/1/2022	5	5
Pool # 471177, 2.94%, 5/1/2022	3,393	3,486
Pool # 471199, 3.00%, 5/1/2022	2,724	2,802
Pool # 471151, 3.02%, 5/1/2022	4,306	4,429
Pool # 471313, 3.08%, 5/1/2022	2,125	2,188
Pool # 471599, 2.60%, 6/1/2022	4,546	4,653
Pool # 471747, 2.76%, 6/1/2022	6,883	7,118
Pool # 471674, 2.79%, 6/1/2022	1,888	1,937
Pool # 471735, 2.79%, 6/1/2022	2,267	2,327
Pool # 471256, 2.98%, 6/1/2022	3,000	3,091
Pool # 471839, 2.67%, 7/1/2022	5,034	5,165
Pool # 471947, 2.75%, 7/1/2022	1,608	1,652
Pool # 471828, 2.65%, 8/1/2022	8,320	8,551
Pool # 471871, 2.86%, 8/1/2022	3,841	3,959
Pool # 471901, 2.90%, 9/1/2022	2,718	2,807
Pool # AM0903, 2.53%, 10/1/2022	3,753	3,856
Pool # AM0904, 2.53%, 10/1/2022	4,727	4,856
Pool # AM1196, 2.37%, 11/1/2022	3,947	4,083
Pool # AM0585, 2.38%, 11/1/2022	1,721	1,781
Pool # AM1619, 2.34%, 12/1/2022	4,160	4,305
Pool # AM0811, 2.42%, 12/1/2022	3,001	3,101
Pool # AM1835, 2.53%, 12/1/2022	2,000	2,074
Pool # AM2111, 2.34%, 1/1/2023	3,191	3,306
Pool # AM2859, 2.65%, 3/1/2023	2,000	2,084
Pool # AM3069, 2.64%, 4/1/2023	1,770	1,846
Pool # AM3563, 2.51%, 6/1/2023	861	896
Pool # AM3990, 3.74%, 7/1/2023	946	1,018
Pool # AM4066, 3.59%, 8/1/2023	3,000	3,229
Pool # AM4044, 3.49%, 9/1/2023	6,040	6,481
Pool # AM4716, 3.38%, 12/1/2023	1,441	1,554
Pool # AM7024, 2.90%, 12/1/2024	1,000	1,077
Pool # AM7589, 2.95%, 12/1/2024	1,918	2,064
Pool # AM7290, 2.97%, 12/1/2024	1,157	1,248
Pool # AM7576, 3.04%, 12/1/2024	1,987	2,150
Pool # AM7124, 3.11%, 12/1/2024	3,972	4,311
Pool # AM7682, 2.84%, 1/1/2025	1,660	1,787
Pool # AM7571, 2.89%, 1/1/2025	1,510	1,627
Pool # AN0029, 3.10%, 9/1/2025	2,336	2,563
Pool # AN0287, 2.95%, 11/1/2025	4,500	4,912
Pool # AM4660, 3.77%, 12/1/2025	4,889	5,504
Pool # AM6381, 3.29%, 8/1/2026	5,000	5,597
Pool # 468574, 4.55%, 8/1/2026	2,664	3,039
Pool # 468573, 4.76%, 8/1/2026	2,582	2,988
Pool # AM6808, 3.24%, 10/1/2026	1,980	2,209
Pool # AM7321, 3.12%, 11/1/2026	958	1,063
Pool # 469615, 4.08%, 11/1/2026	9,823	11,162
Pool # AM7118, 3.14%, 12/1/2026	1,798	1,998
Pool # AN4571, 3.07%, 2/1/2027	1,743	1,930
Pool # AN4363, 3.25%, 2/1/2027	4,239	4,742
Pool # AN4917, 3.13%, 3/1/2027	4,100	4,601
Pool # AM8529, 3.03%, 4/1/2027	999	1,110

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BL1958, 3.42%, 4/1/2027	3,288	3,702
Pool # 470893, 3.46%, 4/1/2027	2,130	2,382
Pool # AM8745, 2.81%, 5/1/2027	1,668	1,833
Pool # AM8595, 2.83%, 5/1/2027	4,000	4,415
Pool # AM8987, 2.79%, 6/1/2027	910	997
Pool # AM9169, 3.08%, 6/1/2027	2,338	2,601
Pool # AN6318, 3.18%, 8/1/2027	3,000	3,284
Pool # AM0414, 2.87%, 9/1/2027	1,300	1,443
Pool # AM3894, 3.85%, 7/1/2028	1,070	1,228
Pool # AN2216, 2.64%, 8/1/2028	2,500	2,750
Pool # AN2497, 2.60%, 9/1/2028	3,955	4,335
Pool # 109421, 3.75%, 9/1/2028	1,959	2,260
Pool # AN9248, 3.81%, 9/1/2028	5,250	5,508
Pool # BL0920, 3.82%, 9/1/2028	2,498	2,906
Pool # AN3570, 2.71%, 11/1/2028	10,000	11,073
Pool # BL0418, 3.85%, 11/1/2028	5,300	6,248
Pool # AN3828, 2.67%, 12/1/2028	3,638	4,010
Pool # AN3685, 2.69%, 12/1/2028	4,020	4,453
Pool # BL0819, 3.95%, 12/1/2028	5,075	6,030
Pool # AN4154, 3.17%, 1/1/2029	6,060	6,956
Pool # AN4349, 3.35%, 1/1/2029	2,970	3,453
Pool # BL1435, 3.53%, 1/1/2029	8,000	9,328
Pool # BL1430, 3.85%, 1/1/2029	3,000	3,528
Pool # AN4697, 3.22%, 2/1/2029	4,981	5,722
Pool # AN4975, 3.21%, 3/1/2029	2,065	2,374
Pool # AN6158, 2.99%, 7/1/2029	2,400	2,716
Pool # AN5989, 3.21%, 7/1/2029	3,000	3,365
Pool # AM7018, 3.63%, 10/1/2029	1,830	2,090
Pool # AM7013, 3.39%, 12/1/2029	1,416	1,614
Pool # AN7947, 3.16%, 1/1/2030	2,000	2,303
Pool # AN8154, 3.17%, 2/1/2030	6,375	7,334
Pool # AN8514, 3.27%, 2/1/2030	1,992	2,307
Pool # AM7516, 3.55%, 2/1/2030	2,000	2,299
Pool # AM8692, 3.03%, 4/1/2030	3,000	3,373
Pool # AN6878, 3.11%, 4/1/2030	921	1,042
Pool # AM8889, 2.92%, 5/1/2030	3,000	3,298
Pool # AM8666, 2.96%, 6/1/2030	1,871	2,082
Pool # AM8958, 2.97%, 6/1/2030	3,000	3,358
Pool # AM9012, 3.13%, 6/1/2030	1,000	1,120
Pool # AM9014, 3.20%, 6/1/2030	1,478	1,684
Pool # AM9320, 3.30%, 7/1/2030	1,005	1,157
Pool # AM9489, 3.40%, 7/1/2030	1,878	2,195
Pool # AM9755, 3.32%, 8/1/2030	2,357	2,741
Pool # AM9676, 3.37%, 9/1/2030	1,388	1,596
Pool # AM9218, 3.39%, 9/1/2030	2,482	2,835
Pool # AN0099, 3.28%, 11/1/2030	7,038	8,057
Pool # 467096, 4.97%, 2/1/2031	3,024	3,616
Pool # AN1676, 2.99%, 5/1/2031	3,850	4,328
Pool # AI2479, 5.00%, 5/1/2031	395	434
Pool # AN4187, 3.49%, 1/1/2032	1,991	2,305
Pool # AN6123, 3.06%, 8/1/2032	800	899
Pool # AN6651, 2.94%, 10/1/2032	668	747
Pool # AD8548, 5.50%, 1/1/2033	170	184
Pool # AR7484, 3.50%, 2/1/2033	1,589	1,710
Pool # AT7117, 3.50%, 6/1/2033	1,896	2,039
Pool # 754922, 5.50%, 9/1/2033	67	77
Pool # 762520, 4.00%, 11/1/2033	309	333

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # BL1425, 4.06%, 1/1/2034	2,921		3,462
Pool # AM9188, 3.12%, 6/1/2035	2,000		2,256
Pool # 847108, 6.50%, 10/1/2035	76		87
Pool # 881628, 5.00%, 1/1/2036	24		25
Pool # 256128, 6.00%, 2/1/2036	21		24
Pool # 868763, 6.50%, 4/1/2036	7		7
Pool # 872740, 6.50%, 6/1/2036	61		71
Pool # 907742, 7.00%, 12/1/2036	36		41
Pool # 256651, 6.00%, 3/1/2037	31		36
Pool # 888408, 6.00%, 3/1/2037	97		113
Pool # 888373, 7.00%, 3/1/2037	49		55
Pool # 888796, 6.00%, 9/1/2037	131		142
Pool # 888698, 7.00%, 10/1/2037	154		181
Pool # 953501, 7.00%, 11/1/2037	142		163
Pool # 257172, 5.50%, 4/1/2038	34		39
Pool # AD0810, 6.00%, 11/1/2039	1		1
Pool # AB1830, 3.50%, 11/1/2040	876		937
Pool # AL2606, 4.00%, 3/1/2042	532		558
Pool # AO6757, 4.00%, 6/1/2042	2,161		2,363
Pool # AO7225, 4.00%, 7/1/2042	1,543		1,687
Pool # AO9352, 4.00%, 7/1/2042	861		942
Pool # AO9353, 4.00%, 7/1/2042	853		932
Pool # AP0838, 4.00%, 7/1/2042	8,068		8,833
Pool # MA1125, 4.00%, 7/1/2042	677		740
Pool # MA1177, 3.50%, 9/1/2042	813		880
Pool # MA1178, 4.00%, 9/1/2042	1,823		1,994
Pool # MA1213, 3.50%, 10/1/2042	4,013		4,345
Pool # AR1397, 3.00%, 1/1/2043	1,542		1,645
Pool # AB8517, 3.00%, 2/1/2043	881		941
Pool # MA1373, 3.50%, 3/1/2043	3,881		4,204
Pool # MA1437, 3.50%, 5/1/2043	1,199		1,298
Pool # MA1442, 4.00%, 5/1/2043	3,048		3,333
Pool # MA1463, 3.50%, 6/1/2043	1,961		2,124
Pool # MA1552, 3.00%, 8/1/2043	1,051		1,121
Pool # MA1582, 3.50%, 9/1/2043	257		278
Pool # MA2434, 3.50%, 9/1/2045	1,317		1,422
Pool # MA2493, 3.50%, 12/1/2045	298		322
Pool # BC1157, 3.50%, 1/1/2046	1,078		1,163
Pool # MA2545, 3.50%, 2/1/2046	578		624
Pool # BC4832, 3.50%, 3/1/2046	673		726
Pool # AS6970, 3.50%, 4/1/2046	4,015		4,333
Pool # BC8400, 3.50%, 5/1/2046	890		960
Pool # AS7424, 3.50%, 6/1/2046	1,765		1,904
Pool # MA2658, 3.50%, 6/1/2046	5,763		6,219
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 7/25/2050(c)	25,000		25,875
GNMA I, 30 Year
Pool # 608665, 6.50%, 8/15/2022	56		58
Pool # 313110, 7.50%, 11/15/2022	—	(b)	—	(b)
Pool # 554105, 6.50%, 3/15/2023	16		16
Pool # 345288, 7.50%, 3/15/2023	3		3
Pool # 623185, 7.00%, 8/15/2023	9		9
Pool # 628407, 6.50%, 11/15/2023	16		17
Pool # 782507, 9.50%, 10/15/2024	3		4
Pool # 441957, 6.38%, 8/15/2026	37		42
Pool # 780653, 6.50%, 10/15/2027	326		367
Pool # 450038, 7.50%, 7/15/2028	5		5
Pool # 486537, 7.50%, 9/15/2028	4		5
Pool # 486631, 6.50%, 10/15/2028	2		2
Pool # 556255, 6.50%, 10/15/2031	35		38

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 569568, 6.50%, 1/15/2032	213	249
Pool # 611453, 7.00%, 4/15/2032	11	11
Pool # 569423, 7.00%, 5/15/2032	61	70
Pool # 591882, 6.50%, 7/15/2032	20	22
Pool # 552665, 7.00%, 7/15/2032	53	61
Pool # 782032, 7.00%, 10/15/2032	140	167
Pool # 591420, 7.50%, 1/15/2033	19	19
Pool # 607645, 6.50%, 2/15/2033	19	21
Pool # 604168, 6.50%, 4/15/2033	36	40
Pool # 615786, 7.00%, 5/15/2033	19	20
Pool # 781614, 7.00%, 6/15/2033	47	58
Pool # 638733, 7.00%, 3/15/2037	162	178
Pool # AT7652, 4.00%, 8/15/2046	2,565	2,787
Pool # 784450, 4.00%, 2/15/2048	8,987	9,575
Pool # BI6468, 5.00%, 12/15/2048	7,565	8,709
Pool # BM1750, 5.00%, 4/15/2049	4,914	5,603
Pool # BM1957, 5.00%, 5/15/2049	7,625	8,733
Pool # BM9691, 4.50%, 7/15/2049	11,669	12,814
Pool # BM2141, 5.00%, 7/15/2049	5,674	6,496
Pool # BM2163, 5.00%, 7/15/2049	8,826	10,058
Pool # BM2281, 5.00%, 7/15/2049	7,309	8,368
Pool # BM2305, 5.00%, 8/15/2049	5,318	6,043
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	2	2
Pool # 2006, 8.50%, 5/20/2025	3	3
Pool # 2234, 8.00%, 6/20/2026	2	2
Pool # 2270, 8.00%, 8/20/2026	2	2
Pool # 2324, 8.00%, 11/20/2026	1	2
Pool # 2499, 8.00%, 10/20/2027	4	4
Pool # 2549, 7.50%, 2/20/2028	1	2
Pool # 2646, 7.50%, 9/20/2028	4	4
Pool # 737076, 6.50%, 10/20/2033	212	238
Pool # 616732, 6.50%, 9/20/2034	131	141
Pool # 748766, 6.50%, 1/20/2039	101	117
Pool # 752496, 6.50%, 1/20/2039	172	207
Pool # 783389, 6.00%, 8/20/2039	959	1,095
Pool # 783444, 5.50%, 9/20/2039	191	219
Pool # 742853, 3.88%, 4/20/2040	2,542	2,783
Pool # 742810, 3.88%, 6/20/2040	2,080	2,264
Pool # 742801, 3.88%, 8/20/2040	803	879
Pool # 742876, 3.25%, 11/20/2040	1,621	1,769
Pool # 742878, 3.88%, 11/20/2040	6,237	6,828
Pool # 742883, 3.25%, 2/20/2041	3,293	3,604
Pool # 742885, 3.75%, 2/20/2041	481	522
Pool # 742884, 3.88%, 2/20/2041	3,881	4,215
Pool # 751810, 3.50%, 3/20/2041	1,018	1,109
Pool # AE8053, 4.00%, 12/20/2043	1,961	2,141
Pool # AJ9020, 4.50%, 10/20/2044	463	495
Pool # 783967, 4.25%, 12/20/2044	1,926	2,102
Pool # AK8803, 4.00%, 3/20/2046	1,624	1,804
Pool # AS8110, 3.75%, 8/20/2046	2,644	2,850
Pool # AY2378, 3.25%, 2/20/2047	351	375
Pool # AY2381, 4.25%, 7/20/2047	1,316	1,465
Pool # AY2388, 4.25%, 9/20/2047	3,664	4,080
Pool # AY2392, 4.25%, 11/20/2047	4,334	4,826
Pool # BB8795, 4.00%, 1/20/2048	6,306	6,876
Pool # AY2395, 4.25%, 1/20/2048	3,543	3,944
Pool # AY2404, 4.25%, 5/20/2048	5,223	5,815
Pool # BG6360, 5.00%, 5/20/2048	4,632	5,224

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BF2645, 5.50%, 5/20/2048	1,867	2,103
Pool # AY2405, 4.25%, 6/20/2048	6,162	6,859
Pool # BD0531, 5.00%, 6/20/2048	2,729	3,007
Pool # BD0532, 5.00%, 6/20/2048	2,292	2,498
Pool # BF2971, 5.00%, 6/20/2048	3,296	3,721
Pool # AY2407, 4.25%, 7/20/2048	2,485	2,767
Pool # AY2408, 4.50%, 7/20/2048	1,526	1,717
Pool # BG7397, 4.50%, 7/20/2048	1,694	1,881
Pool # BF3017, 5.00%, 7/20/2048	1,842	2,036
Pool # AY2409, 4.25%, 8/20/2048	1,949	2,170
Pool # AY2410, 4.50%, 8/20/2048	1,269	1,421
Pool # BD0550, 5.00%, 8/20/2048	4,260	4,685
Pool # BG7389, 5.00%, 8/20/2048	1,963	2,203
Pool # BG7391, 5.00%, 8/20/2048	2,712	3,018
Pool # AY2412, 4.50%, 9/20/2048	6,131	6,902
Pool # 784626, 4.50%, 10/20/2048	3,308	3,585
Pool # BI4488, 4.50%, 11/20/2048	2,415	2,642
Pool # BK2584, 5.00%, 11/20/2048	1,183	1,315
Pool # BK2585, 5.00%, 11/20/2048	3,399	3,762
Pool # BK2586, 5.00%, 11/20/2048	3,744	4,131
Pool # BI6431, 4.50%, 12/20/2048	3,950	4,396
Pool # BI6669, 4.50%, 12/20/2048	3,682	4,084
Pool # BJ9819, 4.75%, 12/20/2048	5,758	6,475
Pool # BH3133, 5.00%, 12/20/2048	5,424	6,116
Pool # BJ7083, 5.00%, 12/20/2048	1,443	1,616
Pool # BJ7084, 5.00%, 12/20/2048	4,136	4,611
Pool # BK7169, 5.00%, 12/20/2048	3,748	4,133
Pool # BJ9821, 4.75%, 1/20/2049	5,735	6,451
Pool # BJ1334, 5.00%, 1/20/2049	5,850	6,583
Pool # BJ9637, 5.00%, 1/20/2049	1,741	1,960
Pool # BJ9641, 5.00%, 1/20/2049	2,972	3,355
Pool # BJ9642, 5.00%, 1/20/2049	1,963	2,215
Pool # BJ9824, 4.50%, 2/20/2049	2,601	2,929
Pool # BJ9825, 4.50%, 2/20/2049	1,465	1,646
Pool # BK7188, 4.50%, 2/20/2049	4,936	5,407
Pool # BJ9630, 5.00%, 2/20/2049	1,591	1,797
Pool # BJ9633, 5.00%, 2/20/2049	1,947	2,179
Pool # BJ9830, 5.00%, 2/20/2049	1,620	1,850
Pool # BK7189, 5.00%, 2/20/2049	4,296	4,740
Pool # BK7198, 4.50%, 3/20/2049	3,705	4,065
Pool # BJ9841, 4.75%, 5/20/2049	1,958	2,201
Pool # BJ9842, 5.00%, 5/20/2049	1,805	2,061
Pool # BL6765, 5.50%, 5/20/2049	7,470	8,292
Pool # BN0907, 4.50%, 6/20/2049	2,344	2,573
Pool # BJ9844, 4.75%, 6/20/2049	2,638	2,967
Pool # BN1498, 5.00%, 6/20/2049	3,326	3,699
Pool # BN1499, 5.00%, 6/20/2049	5,923	6,565
Pool # BN1500, 5.50%, 6/20/2049	1,646	1,867
Pool # BO0521, 4.00%, 7/20/2049	1,513	1,625
Pool # BJ9848, 4.75%, 7/20/2049	3,566	4,006
Pool # BJ9847, 5.00%, 7/20/2049	4,106	4,687
Pool # BN0879, 5.00%, 7/20/2049	1,331	1,521
Pool # BO3160, 5.00%, 7/20/2049	1,099	1,255
Pool # BP4237, 5.00%, 7/20/2049	1,385	1,579
Pool # BP4238, 5.00%, 7/20/2049	1,088	1,240
Pool # BP4240, 5.00%, 7/20/2049	990	1,126
Pool # BP4241, 5.00%, 7/20/2049	1,524	1,733
Pool # BP4242, 5.00%, 7/20/2049	990	1,127

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BL9354, 4.00%, 8/20/2049	3,454	3,770
Pool # BM2418, 4.00%, 8/20/2049	5,726	6,248
Pool # BN0884, 4.00%, 8/20/2049	1,335	1,450
Pool # BN0889, 4.50%, 8/20/2049	1,765	1,943
Pool # BN7048, 4.50%, 8/20/2049	5,141	5,670
Pool # BN7049, 4.50%, 8/20/2049	6,583	7,346
Pool # BJ9851, 5.00%, 8/20/2049	4,724	5,394
Pool # BN0890, 5.00%, 8/20/2049	728	833
Pool # BN0891, 5.00%, 8/20/2049	1,187	1,357
Pool # BN0892, 5.00%, 8/20/2049	1,429	1,633
Pool # BN0893, 5.00%, 8/20/2049	1,801	2,054
Pool # BO3257, 5.00%, 8/20/2049	1,186	1,354
Pool # BP4290, 5.00%, 8/20/2049	1,185	1,325
Pool # BP4291, 5.00%, 8/20/2049	1,305	1,452
Pool # BP4292, 5.00%, 8/20/2049	2,806	3,124
Pool # BP4293, 5.00%, 8/20/2049	2,109	2,342
Pool # BP4294, 5.00%, 8/20/2049	1,949	2,164
Pool # BN0896, 4.00%, 9/20/2049	1,733	1,873
Pool # BM9714, 4.50%, 9/20/2049	4,336	4,812
Pool # 784810, 5.00%, 9/20/2049	7,837	8,884
Pool # AC2995, 5.00%, 9/20/2049	4,992	5,594
Pool # BJ9855, 5.00%, 9/20/2049	4,544	5,190
Pool # BP2853, 5.00%, 9/20/2049	4,280	4,799
Pool # BP8644, 5.00%, 9/20/2049	1,553	1,775
Pool # BP8645, 5.00%, 9/20/2049	1,936	2,204
Pool # AC2994, 4.50%, 10/20/2049	1,825	2,013
Pool # BQ9513, 3.50%, 11/20/2049	4,976	5,353
Pool # BQ3791, 4.00%, 11/20/2049	4,967	5,408
Pool # 784847, 4.50%, 11/20/2049	7,367	8,122
Pool # BP2896, 4.50%, 11/20/2049	3,169	3,546
Pool # BP7772, 4.50%, 11/20/2049	1,425	1,584
Pool # BP8665, 4.50%, 11/20/2049	1,422	1,577
Pool # BP8666, 4.50%, 11/20/2049	2,067	2,261
Pool # BJ9864, 4.75%, 11/20/2049	1,146	1,289
Pool # BJ9865, 5.00%, 11/20/2049	5,049	5,769
Pool # BP8667, 5.00%, 11/20/2049	1,238	1,417
Pool # BP8668, 5.00%, 11/20/2049	1,300	1,484
Pool # BR1542, 5.00%, 11/20/2049	1,985	2,216
Pool # BP8669, 5.50%, 11/20/2049	1,189	1,359
Pool # BP7668, 3.50%, 12/20/2049	13,363	14,432
Pool # BP7795, 3.50%, 12/20/2049	3,894	4,196
Pool # BP8670, 3.50%, 12/20/2049	1,104	1,188
Pool # BL9372, 4.00%, 12/20/2049	1,961	2,141
Pool # BP5516, 4.00%, 12/20/2049	2,066	2,266
Pool # BP8672, 4.00%, 12/20/2049	1,054	1,172
Pool # BP8673, 4.00%, 12/20/2049	1,227	1,358
Pool # BP8674, 4.00%, 12/20/2049	1,503	1,634
Pool # BQ3790, 4.00%, 12/20/2049	7,945	8,711
Pool # BJ9866, 4.50%, 12/20/2049	3,775	4,253
Pool # BL9374, 4.50%, 12/20/2049	1,245	1,383
Pool # BP8676, 4.50%, 12/20/2049	1,021	1,133
Pool # BP8677, 4.50%, 12/20/2049	2,231	2,474
Pool # BP8678, 5.00%, 12/20/2049	1,477	1,690
Pool # BQ7048, 5.00%, 12/20/2049	2,223	2,540
Pool # BP8679, 5.50%, 12/20/2049	1,197	1,370
Pool # BP8021, 3.50%, 1/20/2050	3,046	3,320
Pool # BP8681, 3.50%, 1/20/2050	1,577	1,681
Pool # BL9379, 4.00%, 1/20/2050	3,214	3,510

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BP8682, 4.00%, 1/20/2050	1,614	1,794
Pool # BP8683, 4.00%, 1/20/2050	1,754	1,942
Pool # BT0281, 4.00%, 1/20/2050	6,285	6,936
Pool # BP8688, 4.50%, 1/20/2050	2,607	2,892
Pool # BR0539, 4.50%, 1/20/2050	5,182	5,803
Pool # BQ7050, 5.00%, 1/20/2050	1,126	1,286
Pool # BP8020, 3.50%, 2/20/2050	2,984	3,252
Pool # BP8022, 3.50%, 2/20/2050	2,190	2,387
Pool # BQ1338, 4.00%, 2/20/2050	7,612	8,425
Pool # BQ7054, 4.00%, 2/20/2050	2,719	3,025
Pool # BQ7056, 5.00%, 2/20/2050	1,061	1,214
Pool # BS8384, 5.00%, 2/20/2050	2,957	3,290
Pool # BS8400, 3.00%, 3/20/2050	8,990	9,528
Pool # BT0397, 3.00%, 3/20/2050	1,775	1,882
Pool # BQ4110, 3.50%, 3/20/2050	10,629	11,712
Pool # BS5879, 3.50%, 3/20/2050	1,494	1,630
Pool # BS8411, 3.50%, 3/20/2050	11,167	11,848
Pool # BT0399, 3.50%, 3/20/2050	3,316	3,532
Pool # BT3628, 3.50%, 3/20/2050	4,069	4,484
Pool # BT3629, 3.50%, 3/20/2050	1,553	1,711
Pool # BT8043, 3.50%, 3/20/2050	1,430	1,539
Pool # BT8044, 3.50%, 3/20/2050	3,723	4,029
Pool # BT8045, 3.50%, 3/20/2050	4,574	4,949
Pool # BT8046, 3.50%, 3/20/2050	6,720	7,276
Pool # BT8047, 3.50%, 3/20/2050	4,427	4,813
Pool # BT8048, 3.50%, 3/20/2050	4,618	5,089
Pool # BS5873, 4.00%, 3/20/2050	1,422	1,573
Pool # BS5874, 4.00%, 3/20/2050	3,991	4,413
Pool # BT3736, 3.50%, 4/20/2050	4,476	4,816
Pool # BQ4098, 3.00%, 5/20/2050	9,500	10,080
Pool # BT4019, 3.00%, 5/20/2050	4,950	5,246
Pool # BQ7069, 3.25%, 5/20/2050	2,655	2,823
Pool # BS7609, 3.50%, 5/20/2050	6,000	6,396
Pool # BT3843, 3.50%, 5/20/2050	3,278	3,548
Pool # BQ7073, 4.00%, 5/20/2050	1,238	1,313
Pool # MA6661, 5.50%, 5/20/2050	262	288
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	1,264	1,344
Pool # AH5895, 4.00%, 6/20/2034	348	376
Pool # 4285, 6.00%, 11/20/2038	49	54
Pool # BO1377, 3.75%, 2/20/2040	1,241	1,361
Pool # AC0979, 4.32%, 4/20/2063(a)	1,113	1,129
Pool # AC0973, 4.30%, 5/20/2063(a)	494	500
Pool # AC0977, 4.31%, 5/20/2063(a)	894	908

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,591,562)		1,661,706

COLLATERALIZED MORTGAGE OBLIGATIONS — 19.1%
Acre 6.25%, 12/22/2021	3,315	3,315
Alternative Loan Trust
Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	7	7
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	706	715
Series 2005-J1, Class 1A4, IF, IO, 4.93%, 2/25/2035‡(a)	51	1
Series 2005-1CB, Class 1A6, IF, IO, 6.93%, 3/25/2035‡(a)	408	68
Series 2005-22T1, Class A2, IF, IO, 4.90%, 6/25/2035‡(a)	1,932	335
Series 2005-20CB, Class 3A8, IF, IO, 4.58%, 7/25/2035‡(a)	2,195	330
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	78	52
Series 2005-37T1, Class A2, IF, IO, 4.88%, 9/25/2035‡(a)	3,453	580
Series 2005-54CB, Class 1A2, IF, IO, 4.68%, 11/25/2035‡(a)	2,555	425

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	428	380
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	14	13
Series 2005-57CB, Class 3A2, IF, IO, 4.93%, 12/25/2035‡(a)	282	38
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	216	206
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	289	236
Series 2006-7CB, Class 1A2, IF, IO, 5.13%, 5/25/2036‡(a)	9,582	2,343
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	362	264
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035(a)(d)	11	12
Angel Oak Mortgage Trust I LLC Series 2017-1, Class A3, 3.64%, 1/25/2047(a)(d)	88	88
Antler Mortgage Trust
Series 2019-RTL1, Class A1, 4.46%, 6/27/2022(d)	5,400	4,897
Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(d)	3,554	3,519
Series 2019-RTL1, Class A2, 4.95%, 8/25/2022(a)(d)	4,008	4,098
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036(d)	170	166
Banc of America Alternative Loan Trust Series 2005-12, Class CBIO, IO, 5.75%, 1/25/2036‡	713	109
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034‡	66	52
Series 2004-3, Class 1A1, 5.50%, 10/25/2034	131	139
Series 2004-C, Class 1A1, 4.41%, 12/20/2034(a)	135	128
Series 2005-1, Class 30IO, IO, 5.50%, 2/25/2035‡	227	38
Series 2005-E, Class 4A1, 4.44%, 3/20/2035(a)	64	64
Series 2005-4, Class 30PO, PO, 8/25/2035‡	33	26
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	138	130
Series 2005-7, Class 30PO, PO, 11/25/2035‡	19	17
Series 2005-8, Class 30PO, PO, 1/25/2036‡	84	62
Banc of America Mortgage Trust
Series 2003-C, Class 3A1, 4.00%, 4/25/2033(a)	75	71
Series 2003-J, Class 3A2, 4.55%, 11/25/2033(a)	160	157
BCAP LLC Trust Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034(a)(d)	68	68
Bear Stearns ARM Trust
Series 2003-4, Class 3A1, 3.98%, 7/25/2033(a)	126	123
Series 2003-7, Class 3A, 3.96%, 10/25/2033(a)	42	39
Series 2004-1, Class 12A1, 3.89%, 4/25/2034(a)	218	204
Series 2004-2, Class 14A, 3.74%, 5/25/2034(a)	91	82
Series 2006-1, Class A1, 3.84%, 2/25/2036(a)	386	377
Bear Stearns Asset-Backed Securities Trust Series 2003-AC5, Class A1, 5.75%, 10/25/2033(e)	283	295
Cascade Funding Mortgage Trust Series 2018-RM1, Class A1, 4.58%, 6/25/2048(d)(e)	1,814	1,765
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033‡	9	9
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 4.16%, 6/25/2035(a)	230	220
Series 2007-A1, Class 1A3, 4.15%, 2/25/2037(a)	886	857
Series 2007-A1, Class 7A1, 4.21%, 2/25/2037(a)	94	90
Series 2007-A1, Class 9A1, 4.25%, 2/25/2037(a)	159	153
Series 2007-A1, Class 2A1, 4.45%, 2/25/2037(a)	64	62
CHL Mortgage Pass-Through Trust
Series 2004-3, PO, 4/25/2034‡	14	12
Series 2004-3, Class A26, 5.50%, 4/25/2034	154	157
Series 2004-HYB1, Class 2A, 3.50%, 5/20/2034(a)	49	46
Series 2004-HYB3, Class 2A, 3.07%, 6/20/2034(a)	296	277
Series 2004-7, Class 2A1, 3.57%, 6/25/2034(a)	44	43
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	384	387
Series 2004-13, Class 1A4, 5.50%, 8/25/2034	260	263
Series 2004-HYB6, Class A3, 3.92%, 11/20/2034(a)	188	179
Series 2005-16, Class A23, 5.50%, 9/25/2035	109	95
Series 2005-22, Class 2A1, 3.56%, 11/25/2035(a)	541	476
Series 2007-4, Class 1A52, IF, IO, 5.23%, 5/25/2037‡(a)	1,896	467

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-6, Class APO, PO, 9/25/2035‡	26		21
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 6/25/2033‡	1		—	(b)
Series 2003-HYB1, Class A, 4.24%, 9/25/2033(a)	107		103
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 4.31%, 9/25/2033(a)(d)	249		242
Series 2015-A, Class B2, 4.50%, 6/25/2058(a)(d)	645		642
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class WPO2, PO, 6/25/2031‡	6		5
Series 2003-1, Class WA2, 6.50%, 6/25/2031‡	6		6
Series 2003-1, Class PO3, PO, 9/25/2033‡	32		29
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	7		7
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	42		43
Series 2004-UST1, Class A6, 3.78%, 8/25/2034(a)	47		43
Series 2004-UST1, Class A3, 3.87%, 8/25/2034(a)	58		55
Series 2005-1, Class 2A1A, 2.66%, 2/25/2035(a)	127		102
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	299		311
Series 2005-5, Class 1A2, 3.78%, 8/25/2035(a)	368		281
Conix Mortgage Asset Trust Series 2013-1, Class A, 12/25/2047‡(a)(f)	1,618		26
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-5, Class 3A1, 5.25%, 8/25/2019	32		29
Series 2003-1, Class DB1, 6.73%, 2/25/2033(a)	421		435
Series 2003-AR15, Class 3A1, 3.72%, 6/25/2033(a)	224		213
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	104		107
Series 2004-AR2, Class 2A1, 3.87%, 3/25/2034(a)	292		287
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A3, 5.25%, 11/25/2033	247		251
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	198		204
Series 2003-29, Class 1A1, 6.50%, 12/25/2033	230		233
Series 2003-29, Class 5A1, 7.00%, 12/25/2033	164		172
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	137		140
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	224		227
Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035‡(a)	722		73
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035‡	519		6
Csma Consulting Ltd. (United Kingdom) Zero Coupon, 7/31/2023‡	5,547		5,269
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 5.06%, 2/25/2020(a)	41		41
Epobuyeritrus3.06 3.06%, 4/14/2055‡	4,750		4,624
FHLMC, REMIC
Series 1807, Class G, 9.00%, 10/15/2020	—	(b)	—	(b)
Series 1065, Class J, 9.00%, 4/15/2021	—	(b)	—	(b)
Series 1084, Class F, 1.13%, 5/15/2021(a)	—	(b)	—	(b)
Series 1079, Class S, HB, IF, 33.38%, 5/15/2021(a)	—	(b)	—	(b)
Series 1084, Class S, HB, IF, 44.40%, 5/15/2021(a)	—	(b)	—	(b)
Series 1133, Class H, 7.00%, 9/15/2021	—	(b)	—	(b)
Series 1144, Class KB, 8.50%, 9/15/2021	1		1
Series 189, Class K, HB, 1,009.50%, 10/15/2021	—	(b)	—	(b)
Series 3688, Class CU, 6.97%, 11/15/2021(a)	16		17
Series 3511, IO, 5.00%, 12/15/2021	2		—	(b)
Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022(a)	—	(b)	—	(b)
Series 3282, Class YD, 5.50%, 2/15/2022	272		278
Series 2462, Class NB, 6.50%, 6/15/2022	29		30
Series 1343, Class LB, 7.50%, 8/15/2022	2		2
Series 1343, Class LA, 8.00%, 8/15/2022	4		4
Series 1395, Class G, 6.00%, 10/15/2022	2		2
Series 1374, Class Z, 7.00%, 10/15/2022	5		5
Series 1401, Class J, 7.00%, 10/15/2022	12		12
Series 2535, Class BK, 5.50%, 12/15/2022	15		15
Series 1470, Class F, 1.99%, 2/15/2023(a)	1		1
Series 1466, Class PZ, 7.50%, 2/15/2023	22		23

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 1798, Class F, 5.00%, 5/15/2023	11		11
Series 1518, Class G, IF, 8.79%, 5/15/2023(a)	7		8
Series 1505, Class QB, IF, 18.87%, 5/15/2023(a)	1		1
Series 204, Class E, HB, IF, 1,851.93%, 5/15/2023(a)	—	(b)	—	(b)
Series 2033, Class J, 5.60%, 6/15/2023	43		45
Series 1526, Class L, 6.50%, 6/15/2023	4		4
Series 1541, Class O, 0.00%, 7/15/2023(a)	9		9
Series 1677, Class Z, 7.50%, 7/15/2023	31		34
Series 1570, Class F, 2.38%, 8/15/2023(a)	2		2
Series 1552, Class IA, HB, IF, 20.52%, 8/15/2023(a)	76		92
Series 1570, Class SA, HB, IF, 23.30%, 8/15/2023(a)	5		6
Series 1578, Class K, 6.90%, 9/15/2023	20		21
Series 1578, Class V, IO, 7.00%, 9/15/2023	2		—	(b)
Series 2571, Class SK, HB, IF, 33.71%, 9/15/2023(a)	12		17
Series 1591, Class PV, 6.25%, 10/15/2023	40		42
Series 1602, Class SA, HB, IF, 20.10%, 10/15/2023(a)	9		11
Series 1813, Class I, PO, 11/15/2023	89		88
Series 1813, Class J, IF, IO, 5.75%, 11/15/2023(a)	346		25
Series 2720, Class PC, 5.00%, 12/15/2023	103		109
Series 1628, Class LZ, 6.50%, 12/15/2023	55		59
Series 1638, Class H, 6.50%, 12/15/2023	58		62
Series 2283, Class K, 6.50%, 12/15/2023	13		14
Series 1644, Class K, 6.75%, 12/15/2023	24		26
Series 1658, Class GZ, 7.00%, 1/15/2024	67		73
Series 1865, Class D, PO, 2/15/2024	6		6
Series 1760, Class ZD, 0.18%, 2/15/2024(a)	96		95
Series 2756, Class NA, 5.00%, 2/15/2024	29		30
Series 1671, Class QC, IF, 10.00%, 2/15/2024(a)	6		7
Series 1686, Class SH, IF, 17.41%, 2/15/2024(a)	2		2
Series 1699, Class FC, 1.41%, 3/15/2024(a)	4		4
Series 1695, Class EB, 7.00%, 3/15/2024	28		30
Series 2033, Class SN, HB, IF, 27.46%, 3/15/2024(a)	2		—	(b)
Series 2306, Class K, PO, 5/15/2024	6		6
Series 2306, Class SE, IF, IO, 9.92%, 5/15/2024(a)	16		2
Series 1745, Class D, 7.50%, 8/15/2024	12		14
Series 3614, Class QB, 4.00%, 12/15/2024	1,171		1,232
Series 2967, Class S, HB, IF, 32.82%, 4/15/2025(a)	24		32
Series 3022, Class SX, IF, 16.42%, 8/15/2025(a)	30		38
Series 1829, Class ZB, 6.50%, 3/15/2026	18		19
Series 1863, Class Z, 6.50%, 7/15/2026	38		41
Series 1899, Class ZE, 8.00%, 9/15/2026	19		22
Series 1963, Class Z, 7.50%, 1/15/2027	20		23
Series 2470, Class SL, IF, 9.00%, 1/15/2027(a)	8		9
Series 1985, Class PR, IO, 8.00%, 7/15/2027	7		1
Series 2065, Class PX, IO, 0.75%, 8/17/2027	2,848		33
Series 1987, Class PE, 7.50%, 9/15/2027	8		9
Series 2038, Class PN, IO, 7.00%, 3/15/2028	5		1
Series 2042, Class T, 7.00%, 3/15/2028	4		4
Series 2040, Class PE, 7.50%, 3/15/2028	45		53
Series 2060, Class Z, 6.50%, 5/15/2028	16		18
Series 2061, Class DC, IO, 6.50%, 6/15/2028	37		4
Series 2075, Class PH, 6.50%, 8/15/2028	100		115
Series 2086, Class GB, 6.00%, 9/15/2028	16		18
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	8		1
Series 2110, Class PG, 6.00%, 1/15/2029	67		76
Series 2111, Class SB, IF, IO, 7.32%, 1/15/2029(a)	90		12
Series 2125, Class JZ, 6.00%, 2/15/2029	25		28
Series 2130, Class QS, 6.00%, 3/15/2029	55		61

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2132, Class ZL, 6.50%, 3/15/2029	15	17
Series 2132, Class SB, HB, IF, 28.95%, 3/15/2029(a)	10	17
Series 2141, IO, 7.00%, 4/15/2029	2	—	(b)
Series 2303, Class ZN, 8.50%, 4/15/2029	147	173
Series 2163, Class PC, IO, 7.50%, 6/15/2029	8	1
Series 2178, Class PB, 7.00%, 8/15/2029	15	18
Series 2201, Class C, 8.00%, 11/15/2029	22	25
Series 2204, Class GB, 8.00%, 12/20/2029(a)	2	2
Series 2209, Class TC, 8.00%, 1/15/2030	87	104
Series 2210, Class Z, 8.00%, 1/15/2030	51	62
Series 2224, Class CB, 8.00%, 3/15/2030	16	20
Series 2247, Class Z, 7.50%, 8/15/2030	12	14
Series 2256, Class MC, 7.25%, 9/15/2030	51	62
Series 2254, Class Z, 9.00%, 9/15/2030	107	133
Series 2259, Class ZM, 7.00%, 10/15/2030	60	72
Series 2271, Class PC, 7.25%, 12/15/2030	69	83
Series 2296, Class PD, 7.00%, 3/15/2031	23	27
Series 2303, Class ZD, 7.00%, 4/15/2031	342	410
Series 2694, Class BA, 4.00%, 6/15/2031	21	21
Series 2359, Class ZB, 8.50%, 6/15/2031	52	64
Series 2388, Class UZ, 8.50%, 6/15/2031	19	23
Series 2344, Class ZD, 6.50%, 8/15/2031	151	176
Series 2344, Class ZJ, 6.50%, 8/15/2031	17	21
Series 2345, Class NE, 6.50%, 8/15/2031	9	11
Series 2372, Class F, 0.68%, 10/15/2031(a)	11	11
Series 2367, Class ZK, 6.00%, 10/15/2031	191	221
Series 2368, Class AS, HB, IF, 20.45%, 10/15/2031(a)	6	9
Series 2383, Class FD, 0.68%, 11/15/2031(a)	11	11
Series 2399, Class TH, 6.50%, 1/15/2032	161	190
Series 2410, Class OE, 6.38%, 2/15/2032	32	36
Series 2494, Class SX, IF, IO, 6.82%, 2/15/2032(a)	416	71
Series 2410, Class QX, IF, IO, 8.47%, 2/15/2032(a)	31	7
Series 2410, Class QS, IF, 19.02%, 2/15/2032(a)	38	61
Series 2433, Class SA, HB, IF, 20.45%, 2/15/2032(a)	83	126
Series 2431, Class F, 0.68%, 3/15/2032(a)	508	508
Series 2464, Class FE, 1.18%, 3/15/2032(a)	133	136
Series 2423, Class MC, 7.00%, 3/15/2032	43	52
Series 2423, Class MT, 7.00%, 3/15/2032	51	61
Series 2444, Class ES, IF, IO, 7.77%, 3/15/2032(a)	35	7
Series 2450, Class SW, IF, IO, 7.82%, 3/15/2032(a)	40	8
Series 2434, Class TC, 7.00%, 4/15/2032	54	64
Series 2436, Class MC, 7.00%, 4/15/2032	72	83
Series 2450, Class GZ, 7.00%, 5/15/2032	45	54
Series 3393, Class JO, PO, 9/15/2032	162	152
Series 2513, Class ZC, 5.50%, 10/15/2032	120	143
Series 2517, Class Z, 5.50%, 10/15/2032	95	106
Series 2835, Class QO, PO, 12/15/2032	49	46
Series 2552, Class FP, 1.18%, 1/15/2033(a)	712	727
Series 2557, Class HL, 5.30%, 1/15/2033	475	548
Series 2586, Class WI, IO, 6.50%, 3/15/2033	132	26
Series 2611, Class SQ, IF, 12.63%, 5/15/2033(a)	34	46
Series 2631, Class SA, IF, 14.51%, 6/15/2033(a)	23	32
Series 2692, Class SC, IF, 12.92%, 7/15/2033(a)	84	114
Series 2671, Class S, IF, 14.42%, 9/15/2033(a)	37	53
Series 2725, Class SC, IF, 8.52%, 11/15/2033(a)	99	109
Series 2722, Class PF, 0.78%, 12/15/2033(a)	965	962
Series 2763, Class ZA, 6.00%, 3/15/2034	3,289	3,875
Series 2779, Class ZC, 6.00%, 4/15/2034	2,092	2,476

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2802, Class ZY, 6.00%, 5/15/2034	247	308
Series 3318, Class BT, IF, 7.00%, 5/15/2034(a)	1,047	1,194
Series 2990, Class SL, HB, IF, 23.82%, 6/15/2034(a)	44	57
Series 3611, PO, 7/15/2034	198	189
Series 3305, Class MB, IF, 2.66%, 7/15/2034(a)	69	74
Series 3077, Class TO, PO, 4/15/2035	138	134
Series 2990, Class WP, IF, 14.93%, 6/15/2035(a)	2	3
Series 3035, Class Z, 5.85%, 9/15/2035	920	1,075
Series 3117, Class EO, PO, 2/15/2036	127	120
Series 3117, Class OG, PO, 2/15/2036	122	116
Series 3117, Class OK, PO, 2/15/2036	130	123
Series 3143, Class BC, 5.50%, 2/15/2036	229	268
Series 3122, Class OH, PO, 3/15/2036	22	21
Series 3134, PO, 3/15/2036	18	18
Series 3152, Class MO, PO, 3/15/2036	233	222
Series 3122, Class ZB, 6.00%, 3/15/2036	25	39
Series 3138, PO, 4/15/2036	72	69
Series 3607, Class AO, PO, 4/15/2036	167	154
Series 3607, Class BO, PO, 4/15/2036	167	158
Series 3137, Class XP, 6.00%, 4/15/2036	714	848
Series 3219, Class DI, IO, 6.00%, 4/15/2036	110	24
Series 3149, Class SO, PO, 5/15/2036	58	50
Series 3151, PO, 5/15/2036	201	190
Series 3153, Class EO, PO, 5/15/2036	112	103
Series 3210, PO, 5/15/2036	150	149
Series 3604, PO, 5/15/2036	171	156
Series 3998, Class GF, 0.63%, 5/15/2036(a)	711	712
Series 3171, Class MO, PO, 6/15/2036	102	99
Series 3179, Class OA, PO, 7/15/2036	87	83
Series 3194, Class SA, IF, IO, 6.92%, 7/15/2036(a)	39	7
Series 3200, PO, 8/15/2036	146	139
Series 3232, Class ST, IF, IO, 6.52%, 10/15/2036(a)	154	31
Series 3237, Class AO, PO, 11/15/2036	177	162
Series 3704, Class DT, 7.50%, 11/15/2036	895	1,100
Series 3704, Class ET, 7.50%, 12/15/2036	650	808
Series 3260, Class CS, IF, IO, 5.96%, 1/15/2037(a)	106	21
Series 3262, Class SG, IF, IO, 6.22%, 1/15/2037(a)	29	5
Series 3274, Class JO, PO, 2/15/2037	36	35
Series 3274, Class MO, PO, 2/15/2037	64	61
Series 3275, Class FL, 0.62%, 2/15/2037(a)	36	36
Series 3288, Class GS, IF, 0.00%, 3/15/2037(a)	29	29
Series 3290, Class SB, IF, IO, 6.27%, 3/15/2037(a)	277	57
Series 3373, Class TO, PO, 4/15/2037	141	132
Series 3316, Class JO, PO, 5/15/2037	20	19
Series 3607, PO, 5/15/2037	416	390
Series 3322, Class NS, IF, 7.00%, 5/15/2037(a)	773	923
Series 3371, Class FA, 0.78%, 9/15/2037(a)	47	48
Series 3385, Class SN, IF, IO, 5.82%, 11/15/2037(a)	69	11
Series 3387, Class SA, IF, IO, 6.24%, 11/15/2037(a)	200	39
Series 3422, Class AI, IO, 0.25%, 1/15/2038(e)	780	5
Series 3404, Class SC, IF, IO, 5.82%, 1/15/2038(a)	307	64
Series 3451, Class SA, IF, IO, 5.87%, 5/15/2038(a)	64	9
Series 3537, Class MI, IO, 5.00%, 6/15/2038	527	94
Series 3461, Class LZ, 6.00%, 6/15/2038	112	130
Series 3481, Class SJ, IF, IO, 5.67%, 8/15/2038(a)	419	83
Series 3895, Class WA, 5.70%, 10/15/2038(a)	273	309
Series 3546, Class A, 3.64%, 2/15/2039(a)	49	51
Series 3511, Class SA, IF, IO, 5.82%, 2/15/2039(a)	98	19
Series 3531, Class SA, IF, IO, 6.12%, 5/15/2039(a)	310	28
Series 3549, Class FA, 1.38%, 7/15/2039(a)	46	46
Series 4580, Class PT, 6.95%, 8/15/2039(a)	1,604	1,875
Series 3572, Class JS, IF, IO, 6.62%, 9/15/2039(a)	323	54
Series 3795, Class EI, IO, 5.00%, 10/15/2039	630	50

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 3621, PO, 1/15/2040	288		272
Series 3621, Class BO, PO, 1/15/2040	199		189
Series 3623, Class LO, PO, 1/15/2040	277		255
Series 3632, Class BS, IF, 16.89%, 2/15/2040(a)	835		1,237
Series 3714, Class IP, IO, 5.00%, 8/15/2040	1,213		142
Series 3966, Class BF, 0.68%, 10/15/2040(a)	759		760
Series 3747, Class PY, 4.00%, 10/15/2040	1,500		1,771
Series 3747, Class CY, 4.50%, 10/15/2040	2,373		2,859
Series 3740, Class SC, IF, IO, 5.82%, 10/15/2040(a)	633		118
Series 3753, PO, 11/15/2040	1,867		1,780
Series 3770, Class PY, 5.00%, 12/15/2040	1,655		2,034
Series 3860, Class PZ, 5.00%, 5/15/2041	3,134		3,838
Series 3852, Class QN, IF, 5.50%, 5/15/2041(a)	132		148
Series 3852, Class TP, IF, 5.50%, 5/15/2041(a)	242		269
Series 3966, Class NA, 4.00%, 12/15/2041	1,817		2,023
Series 4015, Class MY, 3.50%, 3/15/2042	1,000		1,103
Series 4830, Class K, 4.00%, 8/15/2042	1,139		1,148
Series 4136, Class HS, IF, 3.82%, 11/15/2042(a)	1,099		1,151
Series 4177, Class MQ, 2.50%, 3/15/2043	1,000		1,055
Series 4274, Class EM, 4.00%, 11/15/2043	1,000		1,226
Series 4280, Class EO, PO, 12/15/2043	1,378		1,194
Series 4281, Class OB, PO, 12/15/2043	1,580		1,372
Series 4377, Class JP, 3.00%, 8/15/2044	5,082		5,424
Series 4456, Class SA, IF, IO, 5.97%, 3/15/2045(a)	7,520		1,438
Series 4480, Class SE, IF, IO, 6.00%, 6/15/2045(a)	7,181		1,363
Series 4708, Class F, 0.48%, 8/15/2047(a)	5,230		5,185
Series 4888, Class AZ, 4.00%, 12/15/2048	5,828		6,452
Series 4903, Class SN, IF, IO, 5.92%, 8/25/2049(a)	19,107		3,626
FHLMC, STRIPS
Series 243, Class 16, IO, 4.50%, 11/15/2020	—	(b)	—	(b)
Series 243, Class 17, IO, 4.50%, 12/15/2020	—	(b)	—	(b)
Series 134, Class B, IO, 9.00%, 4/1/2022	—	(b)	—	(b)
Series 191, IO, 8.00%, 1/1/2028	477		84
Series 197, PO, 4/1/2028	196		190
Series 233, Class 11, IO, 5.00%, 9/15/2035	251		45
Series 233, Class 12, IO, 5.00%, 9/15/2035	146		28
Series 233, Class 13, IO, 5.00%, 9/15/2035	345		60
Series 239, Class S30, IF, IO, 7.52%, 8/15/2036(a)	464		118
Series 262, Class 35, 3.50%, 7/15/2042	14,403		16,118
Series 299, Class 300, 3.00%, 1/15/2043	753		815
Series 310, PO, 9/15/2043	1,785		1,685
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 5.32%, 7/25/2032(a)	182		205
Series T-76, Class 2A, 2.25%, 10/25/2037(a)	2,118		2,339
Series T-42, Class A5, 7.50%, 2/25/2042	646		794
Series T-51, Class 2A, 7.50%, 8/25/2042(a)	52		69
Series T-54, Class 2A, 6.50%, 2/25/2043	1,146		1,400
Series T-54, Class 3A, 7.00%, 2/25/2043	535		659
Series T-56, Class A5, 5.23%, 5/25/2043	972		1,116
Series T-58, Class APO, PO, 9/25/2043	78		68
Series T-51, Class 1A, 6.50%, 9/25/2043(a)	43		53
Series T-59, Class 1AP, PO, 10/25/2043	79		63
Series T-62, Class 1A1, 2.89%, 10/25/2044(a)	953		960
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 3.57%, 10/25/2034(a)	237		228
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	228		171
Series 2007-FA4, Class 1A2, IF, IO, 5.48%, 8/25/2037‡(a)	3,436		894
FNMA Trust, Whole Loan
Series 2003-W17, Class 1A7, 5.75%, 8/25/2033	3,307		3,790
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	246		291
Series 2003-W8, Class 3F1, 0.57%, 5/25/2042(a)	160		160
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	206		243

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	141		169
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	197		232
Series 2005-W3, Class 2AF, 0.39%, 3/25/2045(a)	416		415
Series 2005-W4, Class 3A, 3.86%, 6/25/2045(a)	953		1,019
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	157		182
Series 2006-W2, Class 1AF1, 0.39%, 2/25/2046(a)	215		215
FNMA, Grantor Trust, Whole Loan
Series 2001-T7, Class A1, 7.50%, 2/25/2041	344		413
Series 2001-T12, Class A2, 7.50%, 8/25/2041	228		275
Series 2001-T10, PO, 12/25/2041	14		14
Series 2002-T4, Class A2, 7.00%, 12/25/2041	144		169
Series 2002-T4, Class A3, 7.50%, 12/25/2041	322		385
Series 2002-T16, Class A2, 7.00%, 7/25/2042	133		162
Series 2002-T19, Class A2, 7.00%, 7/25/2042	299		361
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	225		262
Series 2004-T3, Class PT1, 10.18%, 1/25/2044(a)	177		216
FNMA, REMIC
Series 1990-93, Class G, 5.50%, 8/25/2020	—	(b)	—	(b)
Series 1990-102, Class J, 6.50%, 8/25/2020	—	(b)	—	(b)
Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(b)	—	(b)
Series 1990-134, Class SC, HB, IF, 21.35%, 11/25/2020(a)	—	(b)	—	(b)
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(b)	—	(b)
Series 1991-44, Class G, 8.50%, 5/25/2021	—	(b)	—	(b)
Series 1991-60, Class PM, HB, 1,009.00%, 6/25/2021	—	(b)	—	(b)
Series G92-7, Class JQ, 8.50%, 1/25/2022	2		3
Series G92-14, Class Z, 7.00%, 2/25/2022	—	(b)	—	(b)
Series 2007-15, Class NO, PO, 3/25/2022	14		13
Series 1992-101, Class J, 7.50%, 6/25/2022	1		1
Series G92-42, Class Z, 7.00%, 7/25/2022	1		1
Series G92-44, Class ZQ, 8.00%, 7/25/2022	1		1
Series 1996-59, Class J, 6.50%, 8/25/2022	1		1
Series G92-54, Class ZQ, 7.50%, 9/25/2022	3		3
Series G92-62, Class B, PO, 10/25/2022	1		1
Series G92-61, Class Z, 7.00%, 10/25/2022	13		13
Series G93-1, Class KA, 7.90%, 1/25/2023	10		10
Series 1993-108, Class D, PO, 2/25/2023	—	(b)	—	(b)
Series 1993-27, Class S, IF, 9.50%, 2/25/2023(a)	9		10
Series 1993-25, Class J, 7.50%, 3/25/2023	20		21
Series 1993-31, Class K, 7.50%, 3/25/2023	4		4
Series G93-17, Class SI, IF, 6.00%, 4/25/2023(a)	8		8
Series 1993-54, Class Z, 7.00%, 4/25/2023	41		43
Series 1993-62, Class SA, IF, 18.47%, 4/25/2023(a)	2		3
Series 1998-43, Class SA, HB, IF, 21.11%, 4/25/2023(a)	18		4
Series 1993-97, Class FA, 1.42%, 5/25/2023(a)	2		2
Series 2008-47, Class SI, IF, IO, 6.33%, 6/25/2023(a)	41		1
Series 1993-162, Class F, 1.12%, 8/25/2023(a)	5		6
Series 1996-14, Class SE, IF, IO, 10.00%, 8/25/2023(a)	30		3
Series 1993-228, Class G, PO, 9/25/2023	2		2
Series 1993-165, Class SD, IF, 12.98%, 9/25/2023(a)	1		1
Series 2000-18, Class EC, PO, 10/25/2023	58		58
Series 1993-179, Class SB, HB, IF, 25.88%, 10/25/2023(a)	10		12
Series 1993-230, Class FA, 1.09%, 12/25/2023(a)	2		2
Series 2002-1, Class UD, HB, IF, 23.91%, 12/25/2023(a)	14		18
Series 1994-26, Class J, PO, 1/25/2024	142		140
Series 2009-9, IO, 5.00%, 2/25/2024	2		—	(b)
Series 2009-12, IO, 4.50%, 3/25/2024	—	(b)	—	(b)
Series 1994-37, Class L, 6.50%, 3/25/2024	13		14
Series G94-7, Class PJ, 7.50%, 5/17/2024	81		88
Series 2004-53, Class NC, 5.50%, 7/25/2024	78		82

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1995-2, Class Z, 8.50%, 1/25/2025	5	6
Series 2006-72, Class HO, PO, 8/25/2026	61	59
Series 2006-94, Class GI, IF, IO, 6.48%, 10/25/2026(a)	676	77
Series 2006-94, Class GK, HB, IF, 32.41%, 10/25/2026(a)	28	44
Series G97-2, Class ZA, 8.50%, 2/17/2027	22	26
Series 1997-20, IO, 1.84%, 3/25/2027(a)	5	—	(b)
Series 1997-27, Class J, 7.50%, 4/18/2027	4	5
Series 1997-24, Class Z, 8.00%, 4/18/2027	5	6
Series 1997-46, Class Z, 7.50%, 6/17/2027	122	138
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	4	—	(b)
Series 1998-30, Class ZA, 6.50%, 5/20/2028	276	313
Series 1998-36, Class ZB, 6.00%, 7/18/2028	33	37
Series 2002-7, Class FD, 0.87%, 4/25/2029(a)	76	76
Series 1999-62, Class PB, 7.50%, 12/18/2029	29	34
Series 2000-52, IO, 8.50%, 1/25/2031	5	1
Series 2002-60, Class FA, 0.92%, 2/25/2031(a)	248	250
Series 2002-60, Class FB, 0.92%, 2/25/2031(a)	248	250
Series 2001-4, Class ZA, 6.50%, 3/25/2031	247	284
Series 2001-7, Class PF, 7.00%, 3/25/2031	21	25
Series 2002-50, Class ZA, 6.00%, 5/25/2031	369	419
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	30	5
Series 2001-49, Class LZ, 8.50%, 7/25/2031	55	65
Series 2001-38, Class FB, 0.67%, 8/25/2031(a)	80	81
Series 2001-36, Class DE, 7.00%, 8/25/2031	46	55
Series 2001-44, Class PD, 7.00%, 9/25/2031	21	25
Series 2001-44, Class PU, 7.00%, 9/25/2031	30	36
Series 2001-53, Class FX, 0.52%, 10/25/2031(a)	227	226
Series 2003-52, Class SX, HB, IF, 22.45%, 10/25/2031(a)	12	20
Series 2001-61, Class Z, 7.00%, 11/25/2031	126	151
Series 2001-72, Class SX, IF, 17.07%, 12/25/2031(a)	12	18
Series 2002-1, Class SA, HB, IF, 24.64%, 2/25/2032(a)	6	10
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032(a)	148	5
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032(a)	8	10
Series 2002-30, Class Z, 6.00%, 5/25/2032	209	245
Series 2002-37, Class Z, 6.50%, 6/25/2032	14	16
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	293	52
Series 2004-61, Class FH, 0.97%, 11/25/2032(a)	1,191	1,206
Series 2011-39, Class ZA, 6.00%, 11/25/2032	1,314	1,528
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032(a)	48	58
Series 2004-59, Class BG, PO, 12/25/2032	69	66
Series 2002-77, Class S, IF, 14.17%, 12/25/2032(a)	33	44
Series 2003-2, Class F, 0.92%, 2/25/2033(a)	519	524
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	285	22
Series 2003-22, Class UD, 4.00%, 4/25/2033	402	446
Series 2003-39, IO, 6.00%, 5/25/2033(a)	22	4
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	469	106
Series 2004-4, Class QI, IF, IO, 6.93%, 6/25/2033(a)	130	8
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	619	147
Series 2004-4, Class QM, IF, 13.86%, 6/25/2033(a)	33	36
Series 2003-132, Class OA, PO, 8/25/2033	19	18
Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	49	4
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	220	41
Series 2003-74, Class SH, IF, 9.87%, 8/25/2033(a)	27	35
Series 2003-86, Class ZA, 5.50%, 9/25/2033	251	287
Series 2003-91, Class SD, IF, 12.22%, 9/25/2033(a)	33	42
Series 2003-105, Class AZ, 5.50%, 10/25/2033	1,313	1,527
Series 2003-116, Class SB, IF, IO, 7.43%, 11/25/2033(a)	244	52

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2006-44, Class P, PO, 12/25/2033	477	452
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	1,403	1,717
Series 2004-87, Class F, 0.92%, 1/25/2034(a)	196	198
Series 2003-130, Class SX, IF, 11.27%, 1/25/2034(a)	13	15
Series 2003-131, Class SK, IF, 15.23%, 1/25/2034(a)	26	31
Series 2004-46, Class EP, PO, 3/25/2034	144	142
Series 2004-28, Class PF, 0.57%, 3/25/2034(a)	360	360
Series 2004-17, Class H, 5.50%, 4/25/2034	389	458
Series 2004-25, Class SA, IF, 19.06%, 4/25/2034(a)	95	144
Series 2004-46, Class SK, IF, 16.04%, 5/25/2034(a)	42	59
Series 2004-36, Class SA, IF, 19.06%, 5/25/2034(a)	163	254
Series 2004-46, Class QB, HB, IF, 23.33%, 5/25/2034(a)	71	114
Series 2004-50, Class VZ, 5.50%, 7/25/2034	1,619	1,849
Series 2004-51, Class SY, IF, 13.90%, 7/25/2034(a)	21	27
Series 2014-44, Class B, 2.50%, 8/25/2034	928	992
Series 2005-67, Class HG, 5.50%, 1/25/2035	5	5
Series 2005-7, Class LO, PO, 2/25/2035	511	485
Series 2005-15, Class MO, PO, 3/25/2035	119	109
Series 2005-13, Class FL, 0.57%, 3/25/2035(a)	101	101
Series 2006-60, Class DO, PO, 4/25/2035	12	12
Series 2005-74, Class SK, IF, 19.67%, 5/25/2035(a)	212	281
Series 2005-56, Class S, IF, IO, 6.54%, 7/25/2035(a)	303	72
Series 2005-66, Class SV, IF, IO, 6.58%, 7/25/2035(a)	328	38
Series 2005-103, Class SC, IF, 10.96%, 7/25/2035(a)	275	363
Series 2005-66, Class SG, IF, 16.95%, 7/25/2035(a)	112	169
Series 2005-68, Class PG, 5.50%, 8/25/2035	285	325
Series 2005-73, Class PS, IF, 16.28%, 8/25/2035(a)	80	112
Series 2005-90, PO, 9/25/2035	118	117
Series 2005-90, Class AO, PO, 10/25/2035	38	37
Series 2010-39, Class OT, PO, 10/25/2035	153	149
Series 2005-84, Class XM, 5.75%, 10/25/2035	162	183
Series 2005-90, Class ES, IF, 16.45%, 10/25/2035(a)	283	405
Series 2005-106, Class US, HB, IF, 23.95%, 11/25/2035(a)	171	265
Series 2006-15, Class OT, PO, 1/25/2036	3	3
Series 2006-8, Class WQ, PO, 3/25/2036	468	428
Series 2006-16, Class HZ, 5.50%, 3/25/2036	181	209
Series 2006-8, Class WN, IF, IO, 6.53%, 3/25/2036(a)	1,717	389
Series 2006-23, Class KO, PO, 4/25/2036	71	69
Series 2006-27, Class OH, PO, 4/25/2036	156	149
Series 2006-44, Class GO, PO, 6/25/2036	192	181
Series 2006-50, Class JO, PO, 6/25/2036	114	107
Series 2006-50, Class PS, PO, 6/25/2036	162	158
Series 2006-53, Class US, IF, IO, 6.41%, 6/25/2036(a)	307	62
Series 2006-113, PO, 7/25/2036	27	27
Series 2006-58, PO, 7/25/2036	189	179
Series 2006-58, Class AP, PO, 7/25/2036	69	65
Series 2006-65, Class QO, PO, 7/25/2036	79	75
Series 2006-56, Class FT, 0.92%, 7/25/2036(a)	741	792
Series 2006-63, Class ZH, 6.50%, 7/25/2036	228	272
Series 2006-72, Class TO, PO, 8/25/2036	94	87
Series 2006-79, Class DO, PO, 8/25/2036	123	120
Series 2007-7, Class SG, IF, IO, 6.33%, 8/25/2036(a)	254	91
Series 2006-77, Class PC, 6.50%, 8/25/2036	668	767
Series 2006-78, Class BZ, 6.50%, 8/25/2036	164	192
Series 2006-86, Class OB, PO, 9/25/2036	167	160
Series 2006-90, Class AO, PO, 9/25/2036	133	127
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	920	210
Series 2006-110, PO, 11/25/2036	97	91

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2006-111, Class EO, PO, 11/25/2036	54	50
Series 2006-105, Class ME, 5.50%, 11/25/2036	948	1,104
Series 2006-115, Class OK, PO, 12/25/2036	203	189
Series 2006-119, PO, 12/25/2036	60	57
Series 2006-120, Class PF, 0.42%, 12/25/2036(a)	154	153
Series 2006-118, Class A2, 0.55%, 12/25/2036(a)	108	107
Series 2006-117, Class GS, IF, IO, 6.48%, 12/25/2036(a)	172	37
Series 2006-120, IO, 6.50%, 12/25/2036	352	73
Series 2015-91, Class AC, 7.50%, 12/25/2036(a)	2,440	3,074
Series 2006-126, Class AO, PO, 1/25/2037	348	326
Series 2007-1, Class SD, HB, IF, 37.99%, 2/25/2037(a)	33	120
Series 2007-14, Class OP, PO, 3/25/2037	114	109
Series 2007-16, Class FC, 0.92%, 3/25/2037(a)	47	49
Series 2009-63, Class P, 5.00%, 3/25/2037	28	32
Series 2007-22, Class SC, IF, IO, 5.91%, 3/25/2037(a)	36	2
Series 2007-18, Class MZ, 6.00%, 3/25/2037	380	431
Series 2007-14, Class ES, IF, IO, 6.27%, 3/25/2037(a)	4,348	838
Series 2010-54, Class FD, 0.41%, 5/25/2037(a)	8,617	8,539
Series 2007-39, Class EF, 0.42%, 5/25/2037(a)	39	39
Series 2007-46, Class ZK, 5.50%, 5/25/2037	725	814
Series 2007-54, Class FA, 0.57%, 6/25/2037(a)	144	144
Series 2007-54, Class WI, IF, IO, 5.93%, 6/25/2037(a)	454	94
Series 2007-72, Class EK, IF, IO, 6.23%, 7/25/2037(a)	996	205
Series 2007-65, Class KI, IF, IO, 6.45%, 7/25/2037(a)	244	41
Series 2007-60, Class AX, IF, IO, 6.98%, 7/25/2037(a)	349	90
Series 2007-76, Class ZG, 6.00%, 8/25/2037	324	378
Series 2007-78, Class CB, 6.00%, 8/25/2037	85	100
Series 2007-79, Class SB, HB, IF, 23.40%, 8/25/2037(a)	35	59
Series 2007-88, Class VI, IF, IO, 6.37%, 9/25/2037(a)	151	33
Series 2009-86, Class OT, PO, 10/25/2037	538	500
Series 2007-100, Class SM, IF, IO, 6.28%, 10/25/2037(a)	389	77
Series 2007-91, Class ES, IF, IO, 6.29%, 10/25/2037(a)	527	119
Series 2007-112, Class SA, IF, IO, 6.28%, 12/25/2037(a)	924	217
Series 2007-116, Class HI, IO, 2.70%, 1/25/2038(a)	785	34
Series 2008-1, Class BI, IF, IO, 5.74%, 2/25/2038(a)	286	55
Series 2008-12, Class CO, PO, 3/25/2038	646	608
Series 2008-16, Class IS, IF, IO, 6.03%, 3/25/2038(a)	159	25
Series 2008-10, Class XI, IF, IO, 6.06%, 3/25/2038(a)	148	28
Series 2008-20, Class SA, IF, IO, 6.82%, 3/25/2038(a)	278	62
Series 2009-79, Class UA, 7.00%, 3/25/2038	30	35
Series 2008-32, Class SA, IF, IO, 6.68%, 4/25/2038(a)	52	6
Series 2008-27, Class SN, IF, IO, 6.73%, 4/25/2038(a)	88	18
Series 2008-44, PO, 5/25/2038	17	15
Series 2011-47, Class ZA, 5.50%, 7/25/2038	487	563
Series 2008-53, Class CI, IF, IO, 7.03%, 7/25/2038(a)	135	25
Series 2008-80, Class SA, IF, IO, 5.68%, 9/25/2038(a)	262	50
Series 2008-81, Class SB, IF, IO, 5.68%, 9/25/2038(a)	187	32
Series 2008-80, Class GP, 6.25%, 9/25/2038	20	23
Series 2010-148, Class MA, 4.00%, 2/25/2039	62	62
Series 2009-4, Class BD, 4.50%, 2/25/2039	28	31
Series 2009-6, Class GS, IF, IO, 6.38%, 2/25/2039(a)	136	29
Series 2009-17, Class QS, IF, IO, 6.48%, 3/25/2039(a)	148	27
Series 2009-62, Class HJ, 6.00%, 5/25/2039	136	148
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	343	57
Series 2009-47, Class MT, 7.00%, 7/25/2039	23	28
Series 2009-69, PO, 9/25/2039	129	121
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	219	39
Series 2009-84, Class WS, IF, IO, 5.73%, 10/25/2039(a)	107	16

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2009-92, Class AD, 6.00%, 11/25/2039	198	220
Series 2009-103, Class MB, 3.94%, 12/25/2039(a)	700	727
Series 2009-99, Class SC, IF, IO, 6.01%, 12/25/2039(a)	80	12
Series 2009-99, Class WA, 6.30%, 12/25/2039(a)	475	549
Series 2009-113, Class FB, 0.72%, 1/25/2040(a)	148	148
Series 2009-112, Class ST, IF, IO, 6.08%, 1/25/2040(a)	278	61
Series 2010-1, Class WA, 6.22%, 2/25/2040(a)	1,001	1,148
Series 2010-23, Class KS, IF, IO, 6.93%, 2/25/2040(a)	234	42
Series 2010-16, Class WB, 6.20%, 3/25/2040(a)	1,669	1,933
Series 2010-16, Class WA, 6.44%, 3/25/2040(a)	838	961
Series 2010-49, Class SC, IF, 12.32%, 3/25/2040(a)	392	531
Series 2010-40, Class FJ, 0.77%, 4/25/2040(a)	170	171
Series 2010-35, Class SB, IF, IO, 6.25%, 4/25/2040(a)	223	39
Series 2010-43, Class FD, 0.77%, 5/25/2040(a)	445	448
Series 2010-42, Class S, IF, IO, 6.23%, 5/25/2040(a)	98	20
Series 2010-61, Class WA, 6.01%, 6/25/2040(a)	307	357
Series 2010-68, Class SA, IF, IO, 4.83%, 7/25/2040(a)	960	146
Series 2010-103, Class ME, 4.00%, 9/25/2040	993	1,097
Series 2010-111, Class AM, 5.50%, 10/25/2040	1,218	1,450
Series 2010-123, Class FL, 0.60%, 11/25/2040(a)	98	98
Series 2010-125, Class SA, IF, IO, 4.27%, 11/25/2040(a)	1,103	142
Series 2010-130, Class CY, 4.50%, 11/25/2040	2,721	3,212
Series 2010-147, Class SA, IF, IO, 6.36%, 1/25/2041(a)	2,381	545
Series 2011-20, Class MW, 5.00%, 3/25/2041	1,674	2,014
Series 2011-30, Class LS, IO, 2.34%, 4/25/2041(a)	590	38
Series 2011-75, Class FA, 0.72%, 8/25/2041(a)	139	140
Series 2011-118, Class LB, 7.00%, 11/25/2041	957	1,178
Series 2011-118, Class MT, 7.00%, 11/25/2041	1,527	1,870
Series 2011-118, Class NT, 7.00%, 11/25/2041	1,527	1,824
Series 2013-2, Class LZ, 3.00%, 2/25/2043	558	552
Series 2013-4, Class AJ, 3.50%, 2/25/2043	3,152	3,491
Series 2013-92, PO, 9/25/2043	1,861	1,718
Series 2013-101, Class DO, PO, 10/25/2043	1,935	1,689
Series 2018-11, Class LA, 3.50%, 7/25/2045	5,129	5,366
Series 2015-85, Class HD, 3.00%, 11/25/2045	182	183
Series 2018-63, Class DA, 3.50%, 9/25/2048	4,575	4,826
Series 2018-68, Class DZ, 4.00%, 9/25/2048	2,145	2,347
Series 2019-20, Class H, 3.50%, 5/25/2049	4,589	4,872
Series 2010-103, Class SB, IF, IO, 5.93%, 11/25/2049(a)	733	73
Series 2011-2, Class WA, 5.85%, 2/25/2051(a)	178	204
Series 2011-43, Class WA, 5.89%, 5/25/2051(a)	256	302
Series 2011-58, Class WA, 5.43%, 7/25/2051(a)	567	655
Series 2012-21, Class WA, 5.63%, 3/25/2052(a)	894	1,044
FNMA, REMIC Trust Series 2006-72, Class GO, PO, 8/25/2036	139	135
FNMA, REMIC Trust, Whole Loan
Series 2004-W4, Class A7, 5.50%, 6/25/2034	806	937
Series 2007-W2, Class 1A1, 0.49%, 3/25/2037(a)	224	223
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	122	137
Series 2007-W7, Class 1A4, HB, IF, 38.17%, 7/25/2037(a)	19	40
Series 2001-W3, Class A, 7.00%, 9/25/2041(a)	456	508
Series 2002-W10, IO, 0.90%, 8/25/2042(a)	1,697	36
Series 2003-W4, Class 2A, 5.78%, 10/25/2042(a)	25	29
Series 2003-W1, Class 1A1, 5.25%, 12/25/2042(a)	197	217
Series 2003-W1, Class 2A, 5.76%, 12/25/2042(a)	125	140
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	422	510
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	175	199
Series 2006-W3, Class 1AF1, 0.41%, 10/25/2046(a)	141	141
Series 2009-W1, Class A, 6.00%, 12/25/2049	966	1,118

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 0.65%, 6/27/2036(a)	254		250
Series 2007-64, Class FB, 0.54%, 7/25/2037(a)	206		206
Series 2007-106, Class A7, 6.19%, 10/25/2037(a)	71		81
Series 2003-7, Class A1, 6.50%, 12/25/2042	221		257
FNMA, STRIPS
Series 368, Class 3, IO, 4.50%, 11/25/2020	—	(b)	—	(b)
Series 213, Class 2, IO, 8.00%, 3/25/2023	44		4
Series 218, Class 2, IO, 7.50%, 4/25/2023	60		5
Series 265, Class 2, 9.00%, 3/25/2024	2		2
Series 300, Class 1, PO, 9/25/2024	70		68
Series 293, Class 1, PO, 12/25/2024	137		135
Series 285, Class 1, PO, 2/25/2027	4		3
Series 331, Class 13, IO, 7.00%, 11/25/2032	143		30
Series 345, Class 6, IO, 5.00%, 12/25/2033(a)	69		10
Series 351, Class 7, IO, 5.00%, 4/25/2034(a)	152		21
Series 356, Class 3, IO, 5.00%, 1/25/2035	192		28
Series 365, Class 8, IO, 5.50%, 5/25/2036	243		52
Series 373, Class 1, PO, 7/25/2036	1,507		1,436
Series 374, Class 5, IO, 5.50%, 8/25/2036	89		17
Series 393, Class 6, IO, 5.50%, 4/25/2037	42		7
Series 383, Class 32, IO, 6.00%, 1/25/2038	208		45
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.75%, 6/19/2035(a)	441		404
GNMA
Series 1999-4, Class ZB, 6.00%, 2/20/2029	75		75
Series 2001-35, Class SA, IF, IO, 8.07%, 8/16/2031(a)	51		—	(b)
Series 2010-14, Class AO, PO, 12/20/2032	15		15
Series 2003-11, Class SK, IF, IO, 7.52%, 2/16/2033(a)	216		1
Series 2008-29, PO, 2/17/2033	29		29
Series 2003-24, PO, 3/16/2033	7		7
Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	267		36
Series 2003-90, PO, 10/20/2033	20		20
Series 2010-41, Class WA, 5.82%, 10/20/2033(a)	961		1,088
Series 2003-112, Class SA, IF, IO, 6.37%, 12/16/2033(a)	306		40
Series 2005-24, Class ST, IF, 7.50%, 1/17/2034(a)	21		22
Series 2004-28, Class S, IF, 19.16%, 4/16/2034(a)	80		124
Series 2004-46, Class AO, PO, 6/20/2034	107		102
Series 2004-73, Class AE, IF, 14.48%, 8/17/2034(a)	26		28
Series 2010-103, Class WA, 5.71%, 8/20/2034(a)	498		577
Series 2004-73, Class JL, IF, IO, 6.37%, 9/16/2034(a)	1,054		223
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034(a)	26		28
Series 2004-90, Class SI, IF, IO, 5.93%, 10/20/2034(a)	339		57
Series 2005-68, Class DP, IF, 15.99%, 6/17/2035(a)	92		120
Series 2010-14, Class CO, PO, 8/20/2035	778		736
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035(a)	1,024		173
Series 2005-72, Class AZ, 5.50%, 9/20/2035	666		754
Series 2005-68, Class KI, IF, IO, 6.13%, 9/20/2035(a)	635		142
Series 2005-85, IO, 5.50%, 11/16/2035	256		38
Series 2010-14, Class BO, PO, 11/20/2035	119		113
Series 2006-16, Class OP, PO, 3/20/2036	108		101
Series 2006-22, Class AO, PO, 5/20/2036	75		74
Series 2006-38, Class SW, IF, IO, 6.33%, 6/20/2036(a)	158		12
Series 2006-34, PO, 7/20/2036	64		62
Series 2006-59, Class SD, IF, IO, 6.53%, 10/20/2036(a)	99		20
Series 2011-22, Class WA, 5.88%, 2/20/2037(a)	1,326		1,544
Series 2007-57, PO, 3/20/2037	265		254
Series 2007-17, Class JO, PO, 4/16/2037	83		76
Series 2007-17, Class JI, IF, IO, 6.63%, 4/16/2037(a)	604		139
Series 2010-129, Class AW, 5.96%, 4/20/2037(a)	507		586

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2007-31, Class AO, PO, 5/16/2037	406	367
Series 2007-25, Class FN, 0.48%, 5/16/2037(a)	65	65
Series 2007-28, Class BO, PO, 5/20/2037	15	14
Series 2007-26, Class SC, IF, IO, 6.03%, 5/20/2037(a)	288	42
Series 2007-36, Class HO, PO, 6/16/2037	14	13
Series 2007-36, Class SE, IF, IO, 6.29%, 6/16/2037(a)	283	43
Series 2007-36, Class SG, IF, IO, 6.30%, 6/20/2037(a)	439	71
Series 2007-45, Class QA, IF, IO, 6.47%, 7/20/2037(a)	128	20
Series 2007-40, Class SD, IF, IO, 6.58%, 7/20/2037(a)	308	56
Series 2007-42, Class SB, IF, IO, 6.58%, 7/20/2037(a)	308	55
Series 2007-50, Class AI, IF, IO, 6.60%, 8/20/2037(a)	204	32
Series 2008-20, PO, 9/20/2037	49	49
Series 2007-53, Class SW, IF, 19.69%, 9/20/2037(a)	41	56
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	203	15
Series 2009-79, Class OK, PO, 11/16/2037	202	193
Series 2007-74, Class SL, IF, IO, 6.36%, 11/16/2037(a)	793	119
Series 2007-76, Class SA, IF, IO, 6.36%, 11/20/2037(a)	252	37
Series 2007-79, Class SY, IF, IO, 6.38%, 12/20/2037(a)	354	54
Series 2008-2, Class MS, IF, IO, 6.98%, 1/16/2038(a)	202	40
Series 2008-1, PO, 1/20/2038	44	41
Series 2015-137, Class WA, 5.49%, 1/20/2038(a)	404	478
Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	603	89
Series 2008-10, Class S, IF, IO, 5.66%, 2/20/2038(a)	138	19
Series 2009-106, Class ST, IF, IO, 5.83%, 2/20/2038(a)	841	134
Series 2008-33, Class XS, IF, IO, 7.52%, 4/16/2038(a)	130	25
Series 2008-36, Class SH, IF, IO, 6.13%, 4/20/2038(a)	309	1
Series 2012-52, Class WA, 6.18%, 4/20/2038(a)	3,143	3,702
Series 2008-40, Class SA, IF, IO, 6.22%, 5/16/2038(a)	1,184	225
Series 2008-55, Class SA, IF, IO, 6.03%, 6/20/2038(a)	152	27
Series 2008-62, Class SA, IF, IO, 5.98%, 7/20/2038(a)	911	147
Series 2012-59, Class WA, 5.56%, 8/20/2038(a)	606	705
Series 2008-71, Class SC, IF, IO, 5.83%, 8/20/2038(a)	56	8
Series 2009-25, Class SE, IF, IO, 7.43%, 9/20/2038(a)	147	25
Series 2011-97, Class WA, 6.13%, 11/20/2038(a)	1,498	1,763
Series 2008-93, Class AS, IF, IO, 5.53%, 12/20/2038(a)	232	32
Series 2008-96, Class SL, IF, IO, 5.83%, 12/20/2038(a)	170	17
Series 2011-163, Class WA, 5.87%, 12/20/2038(a)	1,443	1,689
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	54	3
Series 2008-95, Class DS, IF, IO, 7.13%, 12/20/2038(a)	596	128
Series 2009-6, Class SA, IF, IO, 5.92%, 2/16/2039(a)	204	28
Series 2009-10, Class SA, IF, IO, 5.78%, 2/20/2039(a)	330	43
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	1,030	174
Series 2009-24, Class DS, IF, IO, 6.13%, 3/20/2039(a)	2	—	(b)
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	210	38
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	250	56
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	76	11
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	177	35
Series 2009-102, Class SM, IF, IO, 6.22%, 6/16/2039(a)	70	1
Series 2009-43, Class SA, IF, IO, 5.78%, 6/20/2039(a)	216	32
Series 2009-42, Class SC, IF, IO, 5.91%, 6/20/2039(a)	412	62
Series 2009-64, Class SN, IF, IO, 5.92%, 7/16/2039(a)	366	56
Series 2009-54, Class JZ, 5.50%, 7/20/2039	1,496	1,743
Series 2009-67, Class SA, IF, IO, 5.87%, 8/16/2039(a)	297	47
Series 2009-72, Class SM, IF, IO, 6.07%, 8/16/2039(a)	569	118
Series 2009-104, Class AB, 7.00%, 8/16/2039	468	529
Series 2009-106, Class AS, IF, IO, 6.22%, 11/16/2039(a)	623	119
Series 2015-91, Class W, 5.25%, 5/20/2040(a)	1,216	1,413
Series 2013-75, Class WA, 5.15%, 6/20/2040(a)	584	671
Series 2011-137, Class WA, 5.57%, 7/20/2040(a)	2,110	2,489

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2010-130, Class CP, 7.00%, 10/16/2040	435	527
Series 2010-157, Class OP, PO, 12/20/2040	1,280	1,220
Series 2011-100, Class MY, 4.00%, 7/20/2041	2,000	2,206
Series 2012-24, Class WA, 5.56%, 7/20/2041(a)	3,057	3,569
Series 2013-26, Class AK, 4.67%, 9/20/2041(a)	1,594	1,817
Series 2014-188, Class W, 4.59%, 10/20/2041(a)	1,533	1,730
Series 2012-141, Class WA, 4.53%, 11/16/2041(a)	4,308	4,977
Series 2012-141, Class WC, 3.70%, 1/20/2042(a)	2,547	2,827
Series 2012-141, Class WB, 3.97%, 9/16/2042(a)	3,916	4,393
Series 2012-138, Class PT, 4.02%, 11/16/2042(a)	3,893	4,343
Series 2013-54, Class WA, 4.79%, 11/20/2042(a)	2,146	2,445
Series 2017-99, Class PT, 6.01%, 8/20/2044(a)	1,309	1,559
Series 2019-31, Class HC, 3.50%, 5/20/2046	6,168	6,390
Series 2018-160, Class PA, 3.50%, 7/20/2046	6,726	7,023
Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	5,169	528
Series 2019-111, IO, 5.00%, 4/20/2049	15,151	2,027
Series 2019-65, Class ST, IF, IO, 5.88%, 5/20/2049(a)	19,143	2,990
Series 2019-112, Class GS, IF, IO, 5.90%, 9/20/2049(a)	5,753	858
Series 2020-47, Class AI, IO, 4.50%, 4/16/2050	13,113	2,134
Series 2012-H24, Class FG, 1.45%, 4/20/2060(a)	34	34
Series 2013-H03, Class FA, 1.32%, 8/20/2060(a)	10	9
Series 2013-H05, Class FB, 1.42%, 2/20/2062(a)	81	81
Series 2013-H07, Class MA, 1.57%, 4/20/2062(a)	9	9
Series 2012-H08, Class FC, 1.59%, 4/20/2062(a)	2,835	2,837
Series 2013-H02, Class HF, 1.32%, 11/20/2062(a)	16	16
Series 2013-H01, Class JA, 1.34%, 1/20/2063(a)	3,339	3,323
Series 2013-H04, Class SA, 1.44%, 2/20/2063(a)	2,326	2,316
Series 2013-H08, Class BF, 1.42%, 3/20/2063(a)	1,382	1,377
Series 2013-H07, Class HA, 1.43%, 3/20/2063(a)	3,948	3,936
Series 2013-H09, Class HA, 1.65%, 4/20/2063	1,324	1,329
Series 2014-H17, Class FC, 1.52%, 7/20/2064(a)	801	799
Series 2015-H32, Class FH, 1.68%, 12/20/2065(a)	3,774	3,791
Series 2016-H13, Class FD, 0.62%, 5/20/2066(a)	5,373	5,330
Series 2016-H11, Class FD, 1.40%, 5/20/2066(a)	2,054	2,056
Series 2016-H13, Class FT, 1.60%, 5/20/2066(a)	2,590	2,592
Series 2016-H16, Class FC, 2.89%, 7/20/2066(a)	7,151	7,150
Series 2016-H26, Class FC, 2.02%, 12/20/2066(a)	1,578	1,602
Series 2017-H05, Class FC, 1.77%, 2/20/2067(a)	1,702	1,711
Series 2017-H08, Class XI, IO, 2.32%, 3/20/2067(a)	6,473	717
Series 2017-H11, Class XI, IO, 1.23%, 5/20/2067(a)	17,198	1,785
Series 2017-H14, Class XI, IO, 1.62%, 6/20/2067(a)	7,608	668
Series 2017-H14, Class AI, IO, 1.92%, 6/20/2067(a)	9,178	955
Series 2017-H16, Class F, 2.25%, 8/20/2067(a)	4,350	4,295
Series 2017-H17, Class FQ, 2.39%, 9/20/2067(a)	5,593	5,571
Series 2018-H13, Class DF, 2.22%, 7/20/2068(a)	5,279	5,202
Series 2019-H09, Class IB, IO, 1.80%, 4/20/2069(a)	23,878	933
Series 2019-H14, Class IE, IO, 0.81%, 5/20/2069(a)	69,423	2,007
Series 2019-H10, Class IB, IO, 2.07%, 5/20/2069(a)	32,349	1,766
Series 2019-H12, Class JI, IO, 2.02%, 7/20/2069(a)	30,114	1,789
Series 2019-H14, Class KI, IO, 2.26%, 7/20/2069(a)	20,520	1,381
Series 2019-H15, Class IJ, IO, 2.01%, 8/20/2069(a)	25,866	1,780
Series 2019-H18, Class CI, IO, 1.46%, 10/20/2069(a)	38,922	3,059
Series 2019-H18, Class KI, IO, 2.34%, 11/20/2069(a)	23,967	1,538
Series 2020-H02, Class DI, IO, 2.16%, 12/20/2069(a)	35,123	2,357
Series 2020-H05, Class FK, 0.78%, 3/20/2070(a)	7,327	7,356
Series 2020-H05, IO, 2.00%, 3/20/2070(a)	37,021	3,560
Series 2020-H07, Class DI, IO, 2.02%, 4/20/2070(a)	51,006	4,670
GNMA II, 30 Year Series 2020-85, Class IA, IO, 4.50%, 6/20/2050(c)	35,667	5,885

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GNMA, Whole Loan Series 2020-H04, Class FH, 1.62%, 2/20/2070(a)	6,016	6,036
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	3,039	3,043
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032(a)(d)	257	252
Series 2004-4, Class 1AF, 0.57%, 6/25/2034(a)(d)	132	110
Series 2005-RP2, Class 1AF, 0.52%, 3/25/2035(a)(d)	250	221
Series 2005-RP3, Class 1AF, 0.52%, 9/25/2035(a)(d)	1,585	1,322
Series 2005-RP3, Class 1AS, IO, 3.95%, 9/25/2035‡(a)(d)	721	105
Series 2006-RP2, Class 1AS2, IF, IO, 5.59%, 4/25/2036‡(a)(d)	1,436	254
GSR Mortgage Loan Trust
Series 2003-6F, Class A2, 0.57%, 9/25/2032(a)	11	10
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	190	197
Series 2003-13, Class 1A1, 4.27%, 10/25/2033(a)	44	43
Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	22	26
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	317	322
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	291	294
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	175	184
Series 2005-5F, Class 8A3, 0.67%, 6/25/2035(a)	47	43
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	535	548
Series 2006-1F, Class 1AP, PO, 2/25/2036‡	131	104
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,921	1,430
Headlands Residential LLC
Series 2017-RPL1, Class A, 3.88%, 8/25/2022(d)(e)	3,325	3,364
Series 2018-RPL1, Class A, 4.25%, 6/25/2023(d)(e)	3,570	3,605
Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024(d)(e)	6,000	5,470
Impac CMB Trust Series 2005-2, Class 2M1, 0.95%, 4/25/2035‡(a)	62	56
Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	386	408
Impac Secured Assets Trust Series 2006-2, Class 2A1, 0.52%, 8/25/2036(a)	146	143
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 3.50%, 3/25/2036(a)	113	94
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A2, 4.11%, 11/25/2033(a)	213	208
Series 2006-A2, Class 5A3, 4.11%, 11/25/2033(a)	385	377
Series 2004-A3, Class 4A1, 4.49%, 7/25/2034(a)	18	19
Series 2006-A3, Class 6A1, 3.97%, 8/25/2034(a)	93	86
Series 2006-A2, Class 4A1, 4.40%, 8/25/2034(a)	256	255
Series 2004-A4, Class 1A1, 4.82%, 9/25/2034(a)	55	52
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	8	8
Series 2005-A1, Class 3A4, 4.01%, 2/25/2035(a)	168	160
Series 2007-A1, Class 5A2, 3.97%, 7/25/2035(a)	119	114
Legacy Mortgage Asset Trust Series 2020-GS1, Class A1, 2.88%, 10/25/2059(d)(e)	4,874	4,700
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.96%, 4/25/2036(a)	233	201
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	108	100
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	421	255
LHOME Mortgage Trust
Series 2019-RTL2, Class A1, 3.84%, 3/25/2024(d)	2,595	2,445
Series 2019-RTL3, Class A1, 3.87%, 7/25/2024(d)	5,500	5,132
Series 2020-RTL1, Class A1, 3.23%, 10/25/2024(d)	7,250	6,702
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.35%, 4/21/2034(a)	70	69
Series 2004-3, Class 4A2, 3.44%, 4/25/2034(a)	37	32
Series 2004-4, Class 2A1, 3.89%, 5/25/2034(a)	18	17
Series 2004-13, Class 3A7, 4.51%, 11/21/2034(a)	354	349
Series 2004-15, Class 3A1, 4.17%, 12/25/2034(a)	107	97
MASTR Alternative Loan Trust
Series 2003-8, Class 5A1, 5.00%, 11/25/2018	1	1
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	6	6
Series 2003-4, Class 2A1, 6.25%, 6/25/2033	203	218
Series 2003-8, Class 3A1, 5.50%, 12/25/2033	37	37

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	60		62
Series 2004-1, Class 30PO, PO, 2/25/2034‡	54		47
Series 2004-3, Class 30PO, PO, 4/25/2034‡	115		95
Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034‡	68		12
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	165		169
Series 2004-5, Class 30PO, PO, 6/25/2034‡	131		107
Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034‡	36		5
Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034‡	54		7
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	554		588
Series 2004-7, Class 30PO, PO, 8/25/2034‡	34		28
Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034‡	168		24
Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035‡	1,045		167
MASTR Asset Securitization Trust
Series 2003-11, Class 15PO, PO, 12/25/2018‡	—	(b)	—	(b)
Series 2004-8, PO, 8/25/2019‡	1		1
Series 2004-8, Class 1A1, 4.75%, 8/25/2019	—	(b)	—
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	48		48
Series 2004-P7, Class A6, 5.50%, 12/27/2033(d)	70		70
Series 2004-1, Class 30PO, PO, 2/25/2034‡	9		8
Series 2004-3, PO, 3/25/2034‡	4		3
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 0.52%, 5/25/2035(a)(d)	1,477		677
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035‡(d)	99		83
Merrill Lynch Mortgage Investors Trust
Series 2003-A, Class 2A2, 2.49%, 3/25/2028(a)	84		80
Series 2003-E, Class A1, 0.79%, 10/25/2028(a)	393		379
Series 2003-F, Class A1, 0.81%, 10/25/2028(a)	691		662
Series 2004-D, Class A2, 2.39%, 9/25/2029(a)	296		275
Series 2004-E, Class A2A, 1.67%, 11/25/2029(a)	127		123
Series 2003-A4, Class 2A, 4.03%, 7/25/2033(a)	64		61
Series 2003-A5, Class 2A6, 3.84%, 8/25/2033(a)	161		153
Series 2004-A4, Class A2, 3.98%, 8/25/2034(a)	230		226
Series 2004-1, Class 2A1, 3.53%, 12/25/2034(a)	191		184
Series 2005-A1, Class 3A, 4.10%, 12/25/2034(a)	33		33
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.62%, 4/25/2034(a)	313		332
MortgageIT Trust Series 2005-5, Class A1, 0.69%, 12/25/2035(a)	70		65
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034(a)(d)	272		264
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	23		25
Series 2003-A1, Class A1, 5.50%, 5/25/2033	22		22
Series 2003-A1, Class A2, 6.00%, 5/25/2033	34		35
P-stla 7.25%, 10/11/2022‡	3,200		3,200
Prime Mortgage Trust
Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	229		241
Series 2004-1, Class 2A3, 5.25%, 8/25/2034	10		10
Series 2005-4, Class 2PO, PO, 10/25/2035‡	94		64
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 3.82%, 5/25/2035(a)	10		10
PRPM Series 2019-GS1, Class A1, 3.50%, 10/25/2024(a)(d)	2,254		2,169
RALI Trust
Series 2002-QS16, Class A3, IF, 16.27%, 10/25/2017(a)	—	(b)	—	(b)
Series 2003-QS9, Class A3, IF, IO, 7.38%, 5/25/2018‡(a)	1		—	(b)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018‡	—	(b)	—
Series 2003-QS12, Class A2A, IF, IO, 7.43%, 6/25/2018‡(a)	—	(b)	—
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	3		2
Series 2004-QA4, Class NB3, 4.76%, 9/25/2034‡(a)	229		219
Series 2004-QA6, Class NB2, 3.01%, 12/26/2034(a)	95		78
Series 2005-QA6, Class A32, 4.67%, 5/25/2035(a)	659		445

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2005-QA10, Class A31, 4.53%, 9/25/2035(a)	85		70
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	177		161
RBSSP Resecuritization Trust
Series 2009-12, Class 1A1, 5.34%, 11/25/2033(a)(d)	134		134
Series 2009-1, Class 1A1, 6.50%, 2/26/2036(a)(d)	218		223
RCO Trust
Series 2017-INV1, Class A, 3.20%, 11/25/2052(a)(d)	2,063		2,001
Series 2017-INV1, Class M1, 3.90%, 11/25/2052‡(a)(d)	2,265		2,193
Repo Buyer 8.32%, 5/14/2022‡	5,499		5,499
Residential Asset Securitization Trust
Series 2003-A14, Class A1, 4.75%, 2/25/2019	—	(b)	—	(b)
Series 2003-A5, Class A1, 5.50%, 6/25/2033	130		130
Series 2004-IP2, Class 1A1, 4.01%, 12/25/2034(a)	351		341
Series 2005-A2, Class A4, IF, IO, 4.88%, 3/25/2035‡(a)	2,045		208
Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036‡	808		156
Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	280		268
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	232		186
RFMSI Trust Series 2005-SA4, Class 1A1, 3.98%, 9/25/2035(a)	136		118
RMIP 5.60%, 8/25/2021‡	2,117		2,011
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class MT, 3.50%, 6/25/2057‡	4,287		4,683
Series 2019-1, Class M55D, 4.00%, 7/25/2058	5,446		5,924
Series 2019-3, Class M55D, 4.00%, 10/25/2058‡	4,522		4,917
Series 2019-4, Class M55D, 4.00%, 2/25/2059	4,405		4,799
Series 2020-1, Class M55G, 3.00%, 8/25/2059	6,888		7,223
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 0.93%, 4/20/2033(a)	272		258
Series 2004-8, Class A1, 0.87%, 9/20/2034(a)	485		459
Series 2004-8, Class A2, 2.45%, 9/20/2034(a)	389		368
Series 2004-9, Class A1, 0.85%, 10/20/2034(a)	1,086		1,010
Series 2004-10, Class A1A, 0.79%, 11/20/2034(a)	392		358
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 0.83%, 10/19/2034(a)	533		507
Series 2005-AR5, Class A3, 0.42%, 7/19/2035(a)	898		834
Structured Asset Securities Corp. Series 2003-37A, Class 2A, 3.86%, 12/25/2033(a)	678		637
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3, 3.73%, 11/25/2033(a)	142		137
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 0.81%, 9/25/2043(a)	35		33
Series 2004-1, Class II2A, 2.70%, 3/25/2044‡(a)	35		34
Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72%, 9/25/2022(e)	3,440		3,179
TVC Mortgage Trust Series 2020-RTL1, Class A1, 3.47%, 9/25/2024(d)	6,660		6,112
Vendee Mortgage Trust
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	777		837
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	173		198
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	92		105
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	205		236
Series 1998-1, Class 2E, 7.00%, 3/15/2028	153		173
vMobo, Inc. 7.50%, 5/31/2024	10,000		9,396
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	187		193
Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	74		77
Series 2003-AR7, Class A7, 4.40%, 8/25/2033(a)	185		177
Series 2003-AR8, Class A, 4.42%, 8/25/2033(a)	165		160
Series 2003-AR9, Class 1A6, 4.31%, 9/25/2033(a)	654		620
Series 2003-AR9, Class 2A, 4.35%, 9/25/2033(a)	125		116
Series 2003-S9, Class P, PO, 10/25/2033‡	9		8
Series 2003-AR11, Class A6, 4.17%, 10/25/2033(a)	464		438
Series 2003-S9, Class A8, 5.25%, 10/25/2033	485		501
Series 2004-AR3, Class A1, 3.68%, 6/25/2034(a)	38		36
Series 2004-AR3, Class A2, 3.68%, 6/25/2034(a)	258		246

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	861	891
Series 2006-AR10, Class 2P, 3.80%, 9/25/2036‡(a)	43	33
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-4, Class DP, PO, 6/25/2020‡	22	15
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	58	57
Series 2005-2, Class 1A4, IF, IO, 4.88%, 4/25/2035‡(a)	2,998	449
Series 2005-4, Class CB7, 5.50%, 6/25/2035	391	337
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	281	269
Series 2005-11, Class A4, IF, IO, 4.78%, 1/25/2036‡(a)	4,576	698
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	214	228
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1, 4.36%, 10/25/2034(a)	493	491
Series 2007-7, Class A7, 6.00%, 6/25/2037	204	200

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $549,450)		571,283

ASSET-BACKED SECURITIES — 10.8%
ABFC Trust Series 2005-AQ1, Class A4, 4.64%, 1/25/2034‡(e)	223	225
Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033‡(d)	2,523	2,466
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052‡(d)	1,815	1,903
Series 2015-SFR1, Class D, 4.41%, 4/17/2052‡(d)	4,390	4,459
Series 2015-SFR1, Class E, 5.64%, 4/17/2052‡(d)	3,975	4,093
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036‡(d)	3,109	3,296
Series 2014-SFR2, Class D, 5.15%, 10/17/2036‡(d)	4,085	4,334
Series 2014-SFR2, Class E, 6.23%, 10/17/2036(d)	1,500	1,631
Series 2014-SFR3, Class B, 4.20%, 12/17/2036‡(d)	5,850	6,212
Series 2014-SFR3, Class C, 4.60%, 12/17/2036(d)	1,570	1,652
Series 2014-SFR3, Class D, 5.04%, 12/17/2036‡(d)	3,650	3,831
Series 2014-SFR3, Class E, 6.42%, 12/17/2036‡(d)	3,172	3,481
Series 2015-SFR2, Class A, 3.73%, 10/17/2052‡(d)	1,842	1,962
Series 2015-SFR2, Class D, 5.04%, 10/17/2052‡(d)	3,100	3,109
Series 2015-SFR2, Class E, 6.07%, 10/17/2052‡(d)	3,600	3,577
B2R Mortgage Trust
Series 2015-2, Class A, 3.34%, 11/15/2048(d)	586	586
Series 2016-1, Class A, 2.57%, 6/15/2049(d)	1,630	1,630
Series 2016-1, Class B, 3.87%, 6/15/2049‡(d)	2,000	2,005
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027(d)	170	168
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023‡	3,836	3,829
Series 2018-SFR1, Class A, 5.25%, 6/5/2028‡(d)	2,810	2,810
CARS-DB4 LP Series 2020-1A, Class B1, 4.17%, 2/15/2050‡(d)	11,500	10,703
Chase Funding Trust
Series 2002-3, Class 1A5, 5.91%, 6/25/2032‡(e)	876	865
Series 2003-4, Class 1A5, 5.11%, 5/25/2033‡(e)	444	456
Series 2003-6, Class 1A7, 5.01%, 11/25/2034‡(e)	300	309
Colony American Finance Ltd. (Cayman Islands)
Series 2016-1, Class A, 2.54%, 6/15/2048(d)	207	207
Series 2016-2, Class A, 2.55%, 11/15/2048(d)	1,280	1,280
CoreVest American Finance Trust
Series 2017-2, Class M, 5.62%, 12/25/2027‡(d)	2,200	2,392
Series 2019-3, Class XB, IO, 1.39%, 10/15/2052(a)(d)	27,000	2,617
Series 2019-3, Class XA, IO, 2.04%, 10/15/2052(a)(d)	23,359	2,005
Series 2019-3, Class A, 2.71%, 10/15/2052(d)	3,048	3,026
Diamond Resorts Owner Trust
Series 2016-1, Class A, 3.08%, 11/20/2028(d)	1,643	1,636
Series 2017-1A, Class A, 3.27%, 10/22/2029(d)	626	613
Series 2017-1A, Class B, 4.11%, 10/22/2029‡(d)	427	417

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-1, Class B, 4.19%, 1/21/2031‡(d)	2,503	2,433
Series 2019-1A, Class B, 3.53%, 2/20/2032‡(d)	4,196	3,993
Series 2019-1A, Class C, 4.02%, 2/20/2032‡(d)	2,627	2,471
Dominion Financial Services 2 LLC Series 2018-1, Class A, 5.35%, 9/15/2022‡(d)(e)	7,300	7,300
E3 (Cayman Islands)
Series 2019-1, Class B, 4.15%, 9/20/2055‡(d)	2,564	2,604
Series 2019-1, Class C, 5.00%, 9/20/2055‡(d)	1,704	1,703
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	5,860	6,319
FNMA, REMIC Trust Series 2001-W4, Class AF6, 5.61%, 1/25/2032(e)	64	70
FORT CRE LLC Series 2018-1A, Class C, 3.00%, 11/16/2035‡(a)(d)	900	808
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047‡(d)	848	832
Goodgreen Series 2019-2A, Class A, 2.76%, 10/15/2054(d)	2,896	2,828
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052(d)	428	444
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048(d)	1,536	1,591
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042‡(d)	1,687	1,700
Series 2016-4B, Class B, 4.99%, 9/20/2047‡(d)	1,864	1,901
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043(d)	1,293	1,322
HERO Funding Trust
Series 2015-1A, Class A, 3.84%, 9/21/2040(d)	38	40
Series 2016-2A, Class A, 3.75%, 9/20/2041(d)	1,561	1,648
Series 2016-3A, Class A1, 3.08%, 9/20/2042(d)	1,044	1,067
Series 2016-4A, Class A1, 3.57%, 9/20/2047(d)	3,118	3,233
Series 2016-4A, Class A2, 4.29%, 9/20/2047(d)	3,118	3,287
Series 2017-1A, Class A2, 4.46%, 9/20/2047(d)	1,366	1,485
Series 2017-2A, Class A1, 3.28%, 9/20/2048(d)	2,133	2,242
HERO Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042(d)	466	443
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 0.37%, 3/25/2036‡(a)	53	52
Home Partners of America Trust Series 2019-1, Class E, 3.60%, 9/17/2039(d)	4,186	3,984
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 1.20%, 9/25/2026‡(a)(d)	343	4
Series 2012-4, Class A, IO, 0.92%, 9/25/2037‡(a)(d)	8,007	197
Series 2012-6, Class A, IO, 0.55%, 5/25/2039‡(a)(d)	5,991	90
Series 2015-2, Class A, IO, 3.59%, 7/25/2041‡(a)(d)	839	100
Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 0.92%, 2/25/2034‡(a)	544	516
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019‡(d)	2,205	2,224
Series 2013-1, Class M, 7.75%, 7/15/2019‡(d)	893	900
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, IO, 0.30%, 3/25/2032‡	60,228	397
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040‡(d)	1,594	1,682
Mid-State Capital Trust
Series 2010-1, Class A, 3.50%, 12/15/2045(d)	379	385
Series 2010-1, Class M, 5.25%, 12/15/2045‡(d)	585	603
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.04%, 11/25/2033‡(e)	257	261
Ocwen Master Advance Receivables Trust Series 2019-T2, Class DT2, 3.04%, 8/15/2051‡(d)	5,000	4,971
Orange Lake Timeshare Trust Series 2019-A, Class C, 3.61%, 4/9/2038‡(d)	5,198	4,811
Pretium Mortgage Credit Partners I LLC
Series 2019-CFL1, Class A1, 3.72%, 1/25/2059‡(d)(e)	4,992	4,604
Series 2020-NPL1, Class A1, 2.86%, 5/27/2059(d)(e)	9,550	8,607
Series 2020-CFL1, Class A1, 3.10%, 2/27/2060(d)(e)	4,975	4,963
Progress Residential Trust
Series 2017-SFR2, Class C, 3.40%, 12/17/2034‡(d)	2,320	2,326
Series 2019-SFR1, Class E, 4.47%, 8/17/2035‡(d)	6,400	6,283

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-SFR2, Class E, 4.14%, 5/17/2036‡(d)	6,285	6,097
Series 2019-SFR3, Class E, 3.37%, 9/17/2036‡(d)	7,300	6,853
Series 2019-SFR4, Class E, 3.44%, 10/17/2036‡(d)	1,325	1,246
PRPM LLC
Series 2019-3A, Class A1, 3.35%, 7/25/2024‡(d)(e)	8,568	8,233
Series 2019-4A, Class A1, 3.35%, 11/25/2024‡(d)(e)	6,497	6,249
Series 2020-1A, Class A1, 2.98%, 2/25/2025‡(d)(e)	5,541	5,310
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037‡(e)	479	145
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052(d)	554	591
Series 2017-1A, Class B, 5.75%, 9/20/2052‡(d)	346	355
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041‡(d)	1,869	1,869
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.28%, 1/25/2036‡(e)	72	66
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class C, 4.17%, 9/20/2035‡(d)	513	486
Series 2019-1A, Class C, 3.77%, 1/20/2036‡(d)	2,158	2,076
Series 2019-3A, Class B, 2.75%, 8/20/2036‡(d)	6,898	6,357
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032‡	118	113
Series 2002-AL1, Class A3, 3.45%, 2/25/2032‡	338	326
Tricon American Homes Trust Series 2016-SFR1, Class C, 3.49%, 11/17/2033‡(d)	1,247	1,250
Vericrest Opportunity Loan Trust
Series 2019-NPL4, Class A1B, 4.15%, 8/25/2049‡(d)(e)	5,800	4,536
Series 2019-NPL5, Class A1B, 4.25%, 9/25/2049(d)(e)	4,900	3,873
Series 2019-NPL7, Class A1B, 3.97%, 10/25/2049(d)(e)	3,500	2,759
Series 2019-NPL8, Class A1A, 3.28%, 11/25/2049‡(d)(e)	4,265	4,042
Series 2019-NPL8, Class A1B, 4.09%, 11/25/2049(d)(e)	5,980	4,729
Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050‡(d)(e)	4,151	3,919
Series 2020-NPL2, Class A1B, 3.67%, 2/25/2050‡(d)(e)	2,810	2,171
Series 2020-NPL5, Class A1A, 2.98%, 3/25/2050‡(d)(e)	7,270	6,865
Series 2020-NPL5, Class A1B, 3.47%, 3/25/2050‡(d)(e)	3,745	2,929
VMD-WL1 4.71%, 1/31/2021(a)	2,220	2,207
VOLT LXXX LLC Series 2019-NPL6, Class A1A, 3.23%, 10/25/2049‡(d)(e)	2,833	2,700
VOLT LXXXIII LLC Series 2019-NPL9, Class A1B, 4.09%, 11/26/2049(d)(e)	6,360	5,138
VOLT LXXXIV LLC Series 2019-NP10, Class A1A, 3.43%, 12/27/2049‡(d)(e)	6,793	6,417
VOLT LXXXV LLC
Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050‡(d)(e)	9,341	8,810
Series 2020-NPL1, Class A1B, 3.72%, 1/25/2050‡(d)(e)	7,500	5,878
VOLT LXXXVII LLC
Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050(d)(e)	8,880	8,421
Series 2020-NPL3, Class A1B, 3.67%, 2/25/2050‡(d)(e)	4,000	3,108
VOLT LXXXVIII LLC Series 2020-NPL4, Class A1, 2.98%, 3/25/2050‡(d)(e)	6,684	6,326
VSE VOI Mortgage LLC Series 2018-A, Class A, 3.56%, 2/20/2036(d)	882	865
Welk Resorts LLC
Series 2019-AA, Class A, 2.80%, 6/15/2038(d)	3,811	3,642
Series 2019-AA, Class C, 3.34%, 6/15/2038‡(d)	3,770	3,274
Westgate Resorts LLC Series 2016-1A, Class B, 4.50%, 12/20/2028(d)	1,412	1,404

TOTAL ASSET-BACKED SECURITIES (Cost $341,567)		325,144

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.4%
BAMLL Commercial Mortgage Securities Trust
Series 2014-520M, Class C, 4.21%, 8/15/2046‡(a)(d)	2,500	2,474
Series 2016-FR14, Class A, 2.92%, 2/27/2048(a)(d)	5,185	5,102

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
BAMLL Re-REMIC Trust
Series 2013-FRR1, Class A1, PO, 12/26/2020(d)	5,500	5,320
Series 2016-FR16, Class A, 0.92%, 5/27/2021(a)(d)	1,985	1,970
Series 2014-FRR5, Class AK30, PO, 6/27/2045(d)	4,500	4,090
Series 2016-FR13, Class A, 1.60%, 8/27/2045(a)(d)	6,365	5,501
Series 2015-FR11, Class AK25, 2.54%, 9/27/2045(a)(d)	4,500	4,354
Series 2014-FRR5, Class A714, PO, 1/27/2047(d)	3,000	2,958
Series 2014-FRR8, Class A, 2.15%, 11/26/2047(a)(d)	3,585	2,846
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class D, 2.53%, 3/15/2036‡(a)(d)	2,000	1,704
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030(d)	966	963
Series 2012-SHOW, Class A, 3.43%, 11/5/2036(d)	4,100	3,871
Series 2012-SHOW, Class E, 4.03%, 11/5/2036(a)(d)	3,575	2,804
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030(d)	1,500	1,584
Series 2013-SFS, Class A2, 2.99%, 4/12/2035(a)(d)	1,247	1,179
Series 2006-GG7, Class AM, 5.62%, 7/10/2038(a)	107	106
Series 2013-CR9, Class XB, IO, 0.21%, 7/10/2045‡(a)(d)	140,329	952
Series 2012-CR2, Class XA, IO, 1.63%, 8/15/2045‡(a)	4,671	129
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	1,500	1,599
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	1,542	1,675
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	1,562	1,689
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESB, 4.24%, 10/15/2032‡(a)(d)	7,969	7,981
Series 2017-CX10, Class UESC, 4.24%, 10/15/2032‡(a)(d)	2,900	2,654
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037‡(d)	1,700	1,328
DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034(d)	1,199	1,172
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ09, Class A2, 2.84%, 9/25/2022	1,300	1,359
Series KJ07, Class A2, 2.31%, 12/25/2022	3,056	3,180
Series KS01, Class A2, 2.52%, 1/25/2023	1,909	1,977
Series KPLB, Class A, 2.77%, 5/25/2025	321	347
Series K065, Class A2, 3.24%, 4/25/2027	1,848	2,091
Series K065, Class AM, 3.33%, 5/25/2027	993	1,126
Series K077, Class AM, 3.85%, 5/25/2028(a)	4,025	4,775
FNMA ACES
Series 2016-M2, Class AV2, 2.15%, 1/25/2023	3,073	3,142
Series 2014-M3, Class A2, 3.48%, 1/25/2024(a)	1,874	2,030
Series 2014-M9, Class A2, 3.10%, 7/25/2024(a)	4,209	4,519
Series 2015-M3, Class A2, 2.72%, 10/25/2024	2,897	3,103
Series 2015-M7, Class A2, 2.59%, 12/25/2024	1,150	1,227
Series 2015-M2, Class A3, 3.04%, 12/25/2024(a)	1,948	2,102
Series 2015-M13, Class A2, 2.71%, 6/25/2025(a)	3,091	3,329
Series 2016-M6, Class A2, 2.49%, 5/25/2026	4,500	4,809
Series 2017-M3, Class A2, 2.48%, 12/25/2026(a)	1,890	2,042
Series 2017-M8, Class A2, 3.06%, 5/25/2027(a)	2,860	3,148
Series 2017-M15, Class A2, 2.96%, 9/25/2027(a)	5,000	5,574
Series 2018-M7, Class A2, 3.05%, 3/25/2028(a)	4,377	4,843
Series 2019-M1, Class A2, 3.56%, 9/25/2028(a)	4,615	5,335
Series 2019-M2, Class A2, 3.63%, 11/25/2028(a)	5,625	6,469
Series 2018-M3, Class A2, 3.09%, 2/25/2030(a)	1,255	1,419
FREMF Mortgage Trust
Series 2015-K720, Class B, 3.39%, 7/25/2022(a)(d)	6,000	6,035
Series 2014-K39, Class C, 4.16%, 8/25/2047(a)(d)	3,099	3,053
Series 2014-K41, Class C, 3.83%, 11/25/2047(a)(d)	1,830	1,778
Series 2014-K40, Class C, 4.07%, 11/25/2047(a)(d)	1,626	1,593
Series 2015-K45, Class B, 3.59%, 4/25/2048(a)(d)	5,075	5,023

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2015-K46, Class C, 3.69%, 4/25/2048(a)(d)	3,000	2,884
Series 2015-K48, Class B, 3.64%, 8/25/2048(a)(d)	5,545	5,710
Series 2015-K48, Class C, 3.64%, 8/25/2048(a)(d)	5,000	4,783
Series 2015-K49, Class C, 3.72%, 10/25/2048(a)(d)	3,000	2,875
Series 2015-K50, Class B, 3.78%, 10/25/2048(a)(d)	2,100	2,195
Series 2015-K51, Class B, 3.95%, 10/25/2048(a)(d)	1,000	1,055
Series 2016-K722, Class B, 3.84%, 7/25/2049(a)(d)	5,250	5,324
Series 2016-K59, Class B, 3.58%, 11/25/2049(a)(d)	1,902	1,914
GS Mortgage Securities Trust Series 2006-GG8, Class X, IO, 1.05%, 11/10/2039‡(a)(d)	1,919	7
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-CB15, Class X1, IO, 0.19%, 6/12/2043‡(a)	4,088	5
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 2.19%, 12/27/2046(a)(d)	3,500	3,270
Series 2014-FRR1, Class BK10, 2.10%, 11/27/2049‡(a)(d)	3,500	3,403
Series 2014-FRR1, Class AK10, 4.29%, 11/27/2049(d)	456	447
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036(d)	2,686	2,769
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class XCL, IO, 0.38%, 2/15/2041‡(a)(d)	2,553	—	(b)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 2/15/2047	423	426
Morgan Stanley Capital I Trust Series 2012-C4, Class A3, 2.99%, 3/15/2045	278	279
MRCD Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036(d)	5,000	4,965
Series 2019-PARK, Class E, 2.72%, 12/15/2036‡(d)	7,000	6,458
Multi-Family Connecticut Avenue Securities Trust Series 2019-01, Class M7, 1.87%, 10/15/2049‡(a)(d)	3,583	3,063
PFP Ltd. (Cayman Islands) Series 2019-5, Class D, 2.83%, 4/14/2036‡(a)(d)	3,000	2,639
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031(d)	2,123	2,071
UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.07%, 5/10/2045(a)(d)	5,644	155
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(d)	3,015	3,070
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	885
Series 2012-C2, Class XA, IO, 1.30%, 5/10/2063‡(a)(d)	10,232	232
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,300	1,339
VNDO Mortgage Trust
Series 2013-PENN, Class A, 3.81%, 12/13/2029(d)	2,500	2,508
Series 2012-6AVE, Class A, 3.00%, 11/15/2030(d)	2,991	3,053
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045‡(a)(d)	484	—	(b)
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044(d)	1,197	1,210
Series 2013-C11, Class D, 4.26%, 3/15/2045‡(a)(d)	750	601
Series 2012-C6, Class A4, 3.44%, 4/15/2045	1,162	1,179

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $215,881)		222,207

U.S. TREASURY OBLIGATIONS — 0.0%(g)
U.S. Treasury STRIPS Bonds 7.01%, 11/15/2030(h) (Cost $92)	150	138

	Shares (000)
SHORT-TERM INVESTMENTS — 6.7%
INVESTMENT COMPANIES — 6.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.44%(i)(j) (Cost $202,209)	202,071	202,273

Total Investments — 99.5% (Cost $2,900,761)		2,982,751
Other Assets Less Liabilities — 0.5%		15,369

Net Assets — 100.0%		2,998,120

Percentages indicated are based on net assets.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2020.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(b)	Amount rounds to less than one thousand.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2020.
(f)	Defaulted security.
(g)	Amount rounds to less than 0.1% of net assets.
(h)	The rate shown is the effective yield as of May 31, 2020.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of May 31, 2020.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments  — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$–	$94,638	$230,506	$325,144
Collateralized Mortgage Obligations	–	529,925	41,358	571,283
Commercial Mortgage-Backed Securities	–	188,577	33,630	222,207
Mortgage-Backed Securities	–	1,661,706	–	1,661,706
U.S. Treasury Obligations	–	138	–	138
Short-Term Investments
Investment Companies	202,273	–	–	202,273

Total Investments in Securities	$202,273	$2,474,984	$305,494	$2,982,751

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2020	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2020
Investments in Securities:
Asset-Backed Securities	$249,350	$—	(a)	$(17,114)	$(66)	$1,573	$(20,583)	$38,301	$(20,955)	$230,506
Collateralized Mortgage Obligations	37,944	—		(408)	(420)	359	(1,250)	5,133	—	41,358
Commercial Mortgage-Backed Securities	37,188	—		(3,345)	(116)	10	(107)	—	—	33,630

Total	$324,482	$—	(a)	$(20,867)	$(602)	$1,942	$(21,940)	$43,434	$(20,955)	$305,494

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2020, which were valued using significant unobservable inputs (level 3), amounted to approximately $(20,873,000).

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2020.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$209,148	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (10.16%)
			Constant Default Rate	0.00% - 4.00% (0.07%)
			Yield (Discount Rate of Cash Flows)	2.24% - 13.69% (6.17%)

Asset-Backed Securities	209,148

	20,578	Discounted Cash Flow	PSA Prepayment Model
			Constant Prepayment Rate	0.00% - 100.00% (52.93%)
			Constant Default Rate	0.00% - 4.92% (0.97%)
			Yield (Discount Rate of Cash Flows)	1.77% - 199.00% (7.29%)

Collateralized Mortgage Obligations	20,578

	30,040	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (1.19%)
			Yield (Discount Rate of Cash Flows)	(0.96)% - 42.58% (5.65%)

Commercial Mortgage-Backed Securities	30,040

Total	$259,766

# The table above does not include certain level 3 securities that are valued by brokers and pricing services. At May 31, 2020, the value of these investments was approximately $45,728,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2020, the value of these investments was approximately $xx,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.44%(a)(b)	$196,979	$582,262	$576,872	$(120)	$24	$202,273	202,071	$256	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.